Radian Mortgage Capital Trust 2024-J2 ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 9/24/2024 3:58:04 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
(redacted)	1	(redacted)		30485216			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	[redacted] and not a [redacted]						Reviewer Comment (2024-04-25): Provided [redacted] document including [redacted] Exception cleared	04/25/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	1	(redacted)		30485218			Credit	Title	Document Error	Title	The [redacted] and does not reflect a [redacted] Unable to determine if appropriate [redacted] is provided.						Reviewer Comment (2024-04-25): Provided [redacted] document including [redacted] Exception cleared Buyer Comment (2024-04-25): Please see the attached [redacted] Reviewer Comment (2024-04-25): [redacted] at [redacted] request. Buyer Comment (2024-04-04): [redacted] acknowledges the exception, no change to [redacted]	04/25/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	2	(redacted)		31176245			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[redacted]Disaster Issue: The most recent valuation inspection is dated prior to the most recent [redacted][redacted].	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is in a disaster area. The file is missing a property inspection dated after the disaster or the lender's rep and warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected [redacted] declaration of disaster [redacted]	Property inspected [redacted] declaration of [redacted][redacted][redacted]	SitusAMC,Originator,Aggregator	Reviewer Comment (2024-06-27): Client guidelines do not require a [redacted]if the inspection was after the incident [redacted]			06/27/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	2	(redacted)		31176248			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - [redacted]Calculations: [redacted] on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $ [redacted]is under disclosed by $ [redacted] compared to the calculated Amount Financed of $ [redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	The Final Closing Disclosure reflected an amount financed of $[redacted]; calculated amount financed is $[redacted]. Variance of $[redacted]. Variance is due to the Signing Fee in Section H of $[redacted]that was not considered (client considers notary fees as APR). Please provide support for exclusion, or evidence of cure.				Reviewer Comment (2024-07-03): [redacted] of Explanation, Proof of [redacted]		07/03/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	2	(redacted)		31176249			Compliance	Compliance	Federal Compliance	TRID Defect	[redacted][redacted]Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $ [redacted] is under disclosed by $ [redacted]compared to the calculated Finance Charge of $ [redacted]which exceeds the $ [redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The Final Closing Disclosure reflected a finance charge of $[redacted]; calculated finance charge is $[redacted]. Variance of $[redacted]. Variance is due to the Signing Fee in Section H of $[redacted]that was not considered (client considers notary fees as APR). Please provide support for exclusion, or evidence of cure.				Reviewer Comment (2024-07-03): [redacted], Proof of [redacted]k & [redacted] Buyer Comment (2024-07-02): Please see attached [redacted], [redacted], copy of the check, and proof of mailing.		07/03/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	3	(redacted)		31176251			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted]amount (no final [redacted][redacted]in file). [redacted]to determine if appropriate [redacted]is provided.						Reviewer Comment (2024-07-02): Final Title Policy received. Exception Cleared. Buyer Comment (2024-07-02): See attached final title.	07/02/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	3	(redacted)		31176252			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	[redacted]Policy is [redacted]or [redacted], and not a Final Title Policy.						Reviewer Comment (2024-07-03): Final title policy provided, exception cleared.	07/03/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	6	(redacted)		31176259			Credit	Disclosure	Missing Document	Disclosure	[redacted]	-					Reviewer Comment (2024-07-10): [redacted] disclosure provided. [redacted] Buyer Comment (2024-07-09): please see page [redacted] of the documents attached which contains [redacted] Reviewer Comment (2024-07-01): Received [redacted]Evidence Summary. Please provide a copy of the actual[redacted] Buyer Comment (2024-06-30): please see attached	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	6	(redacted)		31176261			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	[redacted]is to be [redacted]. [redacted]valuation is missing. Sec[redacted]		The file is missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-07-01): Received [redacted]. [redacted] Buyer Comment (2024-06-28): please see attached	07/01/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	7	(redacted)		31176265			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	File is missing documentation to verify the additional amount of $[redacted]included in the property expenses disclosed on the Final [redacted]for this property.				Reviewer Comment (2024-07-01): Received evidence of [redacted]Dues for the indicated property. [redacted] Buyer Comment (2024-06-28): Please see the attached [redacted]statement confirming [redacted]	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	8	(redacted)		31176268			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	The [redacted]party verification of the borrower's [redacted] business is not time stamped. Please provide the [redacted]party verification dated no more than [redacted]days from the note date of [redacted] as required by Fannie Mae guidelines.				Reviewer Comment (2024-07-01): Provided [redacted][redacted]as [redacted] reflects timestamp of[redacted]Exception Cleared. Buyer Comment (2024-06-28): Please see attached screenshot [redacted]	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	10	(redacted)		31176273			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	- ___	Please provide evidence of property taxes for the indicated property.				Reviewer Comment (2024-07-05): [redacted]for the[redacted]was provided in the file, nothing further is required. Exception cleared. Buyer Comment (2024-07-01): Non-subject property is a [redacted] are not required for non-subject [redacted], as the taxes are included in the [redacted][redacted]fees. Please cancel exception. [redacted] fee documentation is located on page [redacted]of loan file. Documentation shows that [redacted]are made to the [redacted][redacted], confirming this is a [redacted] Please cancel exception.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	12	(redacted)	31176276	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[redacted]Disaster Issue: The most recent [redacted]inspection is dated prior to the most recent [redacted]disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Subject property was appraised on [redacted] after the [redacted]disaster ([redacted]) dated [redacted] through [redacted]. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.	Reviewer Comment (2024-06-30): Per [redacted]attestation and the [redacted]disaster website, this [redacted]disaster[redacted]began on [redacted] and was declared on [redacted]. Subject property was appraised on[redacted] after the incident start date with no damage reported on the appraisal. [redacted]is not required per client guides.

Buyer Comment (2024-06-28): The declaration date of [redacted] for [redacted]  is when [redacted]announced the major disaster declaration. It is [redacted][redacted]to order disaster inspections based off the Incident start date(not declaration date) as that is when [redacted]determines the incident to have begun. [redacted] the Incident start date was [redacted]. The appraisal was completed by a licensed appraiser on[redacted], after the [redacted]start - [redacted]contains pictures of the subject property confirming no [redacted]so we would not require a disaster inspection in this scenario. Please escalated this to be cleared
																		06/30/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	14	(redacted)		31176280			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four ( [redacted]) business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file.				Reviewer Comment (2024-07-02): provided [redacted]verifies [redacted] on [redacted]. Exception cleared Buyer Comment (2024-07-01): please see attached	07/02/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	14	(redacted)		31176283			Credit	Missing Document	General	Missing Document	Missing Document: [redacted]		[redacted] checking account printout verifies a large wire transfer of $[redacted]on[redacted] File is missing documentation to verify this deposit was for the sale of a property and not a new loan. Upon receipt of the missing deposit verification, additional conditions may apply.				Reviewer Comment (2024-07-02): [redacted]f[redacted]document to verify the proceeds from sale amount of $[redacted]. Exception cleared Buyer Comment (2024-07-01): Please see the final settlement statement attached for the sale of [redacted][redacted]. The bottom of the last page confirms proceeds from the sale ioa [redacted] It also confirms date of [redacted] which lines up with the deposit in question. This should be sufficient evidence to source the [redacted]	07/02/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	16	(redacted)		31176287			Credit	Disclosure	Missing Document	Disclosure	[redacted] Agreement is missing.	-	Missing evidence of consent to receive electronic disclosures.				Reviewer Comment (2024-07-03): Provided[redacted] business days from creditor application date. Exception cleared. Buyer Comment (2024-07-03): [redacted] Reviewer Comment (2024-07-01): Provided [redacted] is not within [redacted]([redacted]) business days from [redacted]application date i.e.[redacted] Exception remains. Buyer Comment (2024-07-01): See attached[redacted] showing the [redacted][redacted] on [redacted]	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	16	(redacted)		31176289			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded. Total amount of $ [redacted]exceeds tolerance of $ [redacted]plus [redacted]% or $ [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-26): Sufficient Cure Provided At Closing		06/26/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	16	(redacted)		31176290			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $ [redacted]exceeds tolerance of $ [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-26): Sufficient Cure Provided At Closing		06/26/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	18	(redacted)		31176298			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: [redacted]Insurance [redacted]not provided						Reviewer Comment (2024-07-01): Provided [redacted]. Exception cleared. Buyer Comment (2024-07-01): Please see the attached [redacted]documentation for the subject property.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	22	(redacted)		31176306			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: [redacted][redacted]coverage amount is insufficient.		The replacement cost estimator provided reflects a cost to rebuild of $[redacted]. Dwelling coverage of $[redacted]is insufficient to cover the rebuild cost by $[redacted]. If there is extended dwelling coverage or an additional RCE that shows a lower rebuild cost, please provide for review.				Reviewer Comment (2024-07-10): Received updated [redacted]policy. Exception cleared Buyer Comment (2024-07-09): Please see attached updated policy covering the [redacted]amount.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	23	(redacted)		31176313			Credit	Hazard Insurance	Document Error	Hazard Insurance	[redacted] policy does not list Lender or Servicer and its successors and assigns,[redacted]		[redacted]to provide copy of new insurance policy with correct mortgagee: [redacted]..				Reviewer Comment (2024-07-01): Received policy with [redacted]. Exception cleared. Buyer Comment (2024-06-28): please see attached	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	24	(redacted)		31176315			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without[redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $ [redacted]exceeds tolerance of $ [redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]. on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted]a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2024-07-02): [redacted]received [redacted]for rebuttal response lieu of valid Changed circumstance dated [redacted] Buyer Comment (2024-07-01): please see attached	07/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	25	(redacted)		31176316			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: [redacted]insurance [redacted]		Dwelling coverage of $[redacted](including increased coverage of $[redacted]) is insufficient to cover the subject loan amount of $[redacted]. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-07-03): Policy reflects [redacted]cost - similar construction which meets[redacted]Exception cleared. Buyer Comment (2024-07-02): Please review the clients policy under Sub section "[redacted]" which reflects "[redacted]- [redacted]. It is the position of [redacted] that this [redacted]r the [redacted]of [redacted]sections confirms the [redacted]	07/03/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	25	(redacted)		31176319			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted[redacted]	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2024-07-03): The file contained the tax return extension for the [redacted]personal returns. [redacted]Guidelines which allows the business returns to be required at the same time as the [redacted]. Exception cleared. Buyer Comment (2024-07-02): Please see the attached tax [redacted]for [redacted]	07/03/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	26	(redacted)		31176321			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-07-02): Replacement [redacted][redacted]confirms [redacted]coverage to [redacted]subject. Exception cleared. Buyer Comment (2024-07-01): The insurers replacement cost can be found on page [redacted]. Replacement cost is $[redacted]. [redacted]meets [redacted]as it covers more than [redacted]% of the [redacted]costs.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	29	(redacted)		31176327			Credit	Disclosure	Missing Document	Disclosure	[redacted]	-					Reviewer Comment (2024-07-01): Receive executed[redacted] Exception cleared. Buyer Comment (2024-06-28): See attached e-sign consent	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	29	(redacted)		31176329			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $ [redacted]exceeds tolerance of $ [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-27): [redacted]Cure Provided [redacted]		06/27/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	30	(redacted)		31176331			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Please provide the Settlement Statement for the sale of [redacted] to support the $[redacted]deposit into the checking account on [redacted] and the payoff of the existing mortgage.				Reviewer Comment (2024-07-01): Received the Closing Statement from the sale of the indicated property. Exception cleared. Buyer Comment (2024-06-28): Please see the attached [redacted]	07/01/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	31	(redacted)	31176332	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: [redacted]amount is insufficient.	Insurance coverage is insufficient. Please provide confirmation that the dwelling coverage on the policy was written at replacement cost for this [redacted]property. A replacement cost estimator is not generally available to request, so please confirm coverage is sufficient with additional policy documentation or the insurer.	Reviewer Comment (2024-07-16): Insurer confirms d[redacted] Exception cleared.

Buyer Comment (2024-07-12): Please see the [redacted]email from the Insurer [redacted] the [redacted]

Reviewer Comment (2024-07-05): The [redacted]policy does not reflect the replacement cost verbiage for the [redacted]. Policy only verifies a [redacted][redacted]settlement of $[redacted]. [redacted]from the [redacted][redacted]is required to verify the [redacted][redacted]settlement includes replacement cost for the entire home with a loan amount of $[redacted]. Exception remains.

Buyer Comment (2024-07-01): Our position is the [redacted]insurer uses the [redacted]cost Value [redacted]" in determining the appropriate [redacted]for the property in aggregate. It would be [redacted]and [redacted]to conclude the provider is using [redacted] valuation method for the [redacted]

Reviewer Comment (2024-07-01): The policy indicates the [redacted] was for the [redacted] for the subject and the other [redacted].  Need verification the[redacted]contains replacement cost coverage.  Exception remains.

Buyer Comment (2024-06-28): The Coverage information section [redacted] of the [redacted]policy confirms the valuation method for[redacted]
																		07/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	32	(redacted)		31176335			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2024-07-10): Final Title provided with correct[redacted] Buyer Comment (2024-07-10): Please see attached final title [redacted] Reviewer Comment (2024-07-10): Reopening at [redacted] Buyer Comment (2024-07-01): [redacted][redacted]exception, no change to grading.	07/10/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	32	(redacted)		31176338			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject is in a PUD per title and all lender documentation, however, HOA dues were not listed on the appraisal as it was not indicated as being in a PUD. Client guidelines do not require the appraisal to be updated to a PUD, but evidence of HOA dues is required. Please provide documentation to support the [redacted]HOA dues on the subject.				Reviewer Comment (2024-07-05): Verification of what the [redacted]considered for [redacted]dues has been [redacted]. Exception cleared. Buyer Comment (2024-07-01): Please see attached, [redacted]dues for the subject [redacted]were [redacted]. We used a neighboring unit to confirm. The number was $[redacted]per [redacted], which is what we used to [redacted].	07/05/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	33	(redacted)		31176340			Credit	Title	Document Error	Title	The [redacted]policy is within [redacted]or [redacted]and does not reflect a [redacted]amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-07-05): [redacted]Final title policy with [redacted] Buyer Comment (2024-07-05): Please see attached final title policy.	07/05/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	33	(redacted)	31176342	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]reserves months discrepancy.	Large deposit to [redacted]for $[redacted]on[redacted]was not verified. All other deposits have been sourced. Please provide documentation to support where this deposit came from in order to update the available assets.	Reviewer Comment (2024-07-10): Received the [redacted] that verifies the $[redacted]deposit was a [redacted]from account #[redacted]. [redacted]

Buyer Comment (2024-07-10): Please see the attached bank statement for account [redacted]showing the $[redacted]deposit came from [redacted][redacted], [redacted] in [redacted].

Reviewer Comment (2024-07-10): The $[redacted]is the net cash to close after [redacted]and [redacted]have been reduced from the total. [redacted]has to be increased by the amounts already paid.[redacted] : $[redacted]+ [redacted]$[redacted]+ [redacted]$[redacted]= $[redacted]. Reserves required ([redacted]months subject) $[redacted]. Total cash to close + reserves = $[redacted]. Actual assets: $[redacted]. Shortage of $[redacted]to meet reserve requirement. Without additional funds or the [redacted]for insurance being verified, reserves are insufficient. This exception is eligible to be [redacted]and waived with compensating [redacted]if the [redacted]wishes to do so, but cannot be cleared without [redacted][redacted]. [redacted]remains.

Buyer Comment (2024-07-09): See [redacted]comment along with attached updated [redacted].

Buyer Comment (2024-07-09): Please be advised that the assets on file are sufficient, qualifying assets are as follows: $[redacted]from account ending in [redacted]and $[redacted]from account ending in [redacted]equaling a total qualifying amount of $[redacted]. The funds to close are $[redacted]+ $[redacted]for the [redacted]equaling a total of $[redacted]. [redacted]-[redacted]= [redacted]which covers the reserve requirement of $[redacted].

Reviewer Comment (2024-07-05): Further note on this loan - [redacted]for the appraisal fee was documented in the file and was added. The [redacted]at this point is very small. An [redacted]option would be to show the [redacted]for the [redacted]being paid by the [redacted], in which [redacted]we could add that $[redacted]for the insurance back as an asset as well.

Reviewer Comment (2024-07-05): After excluding the unverified $[redacted]deposit on [redacted], the verified reserves of [redacted]months are insufficient to cover the Jumbo guideline required reserves of [redacted]months. [redacted]of $[redacted]was also not verified. Exception remains.

Please note: the corrected final [redacted]uploaded to the file is [redacted]for all [redacted].

Reviewer Comment (2024-07-05): Cleared in error.

Reviewer Comment (2024-07-03): [redacted]deposit $[redacted]is not used in verified assets as per updated [redacted]. Reserve requirements met after excluding $[redacted]. Exception cleared.

Buyer Comment (2024-07-02): Please be advised that the amount of total verified assets of[redacted] is $[redacted]($[redacted]from account ending in [redacted]and $[redacted]from account ending in [redacted]). The [redacted]of $[redacted]and the large deposit of $[redacted]mentioned in the exception can be backed out of the qualifying assets resulting in total assets to cover reserves and funds to close of $[redacted]. Please see the attached updated [redacted]and [redacted]with the $[redacted]large deposit deducted from assets.

Buyer Comment (2024-07-02): Please be advised that the amount of total verified assets of [redacted] is $[redacted]($[redacted]from account ending in [redacted]and $[redacted]from account ending in [redacted]). The [redacted]of $[redacted]and the large deposit of $[redacted]mentioned in the exception can be backed out of the qualifying assets resulting in total assets to cover reserves and funds to close of $[redacted]. Please see the attached updated [redacted]and [redacted]with the $[redacted]large deposit deducted from assets.

Buyer Comment (2024-07-02): Please be advised that the amount of total verified assets of [redacted] s $[redacted]($[redacted]from account ending in [redacted]and $[redacted]from account ending in [redacted]). The [redacted]of $[redacted]and the large deposit of $[redacted]mentioned in the exception can be backed out of the qualifying assets resulting in total assets to cover reserves and funds to close of $[redacted]. Please see the attached updated [redacted]and [redacted]with the $[redacted]large deposit deducted from assets.
																		07/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	33	(redacted)	31176343	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General [redacted]Provision [redacted][redacted]Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Reviewer Comment (2024-07-10): Received the [redacted] that verifies the $[redacted]deposit was a transfer from [redacted]#[redacted]

Buyer Comment (2024-07-10): Please see the attached bank statement for account [redacted]showing the $[redacted]deposit came from [redacted],[redacted]

Reviewer Comment (2024-07-10): The $[redacted]is the net cash to close after [redacted]and [redacted]have been reduced from the total. [redacted] has to be increased by the amounts already paid. Calc as follows: [redacted] : $[redacted]+ [redacted]$[redacted]+ [redacted]$[redacted]= $[redacted]. Reserves required ([redacted]months subject) $[redacted]. Total [redacted] + reserves = $[redacted]. Actual assets: $[redacted]. Shortage of $[redacted]to meet reserve requirement. Without additional funds or the [redacted]for insurance being verified, reserves are insufficient.[redacted]

Buyer Comment (2024-07-09): Please be advised that the assets on file are sufficient, qualifying assets are as follows: $[redacted]from account ending in [redacted]and $[redacted]from account ending in [redacted]equaling a total qualifying amount of $[redacted]. The funds to close are $[redacted]+ $[redacted]for the [redacted]equaling a total of $[redacted]. [redacted]-[redacted]= [redacted]which covers the reserve requirement of $[redacted].

Reviewer Comment (2024-07-05): Further note on this loan - [redacted]for the appraisal fee was documented in the file and was added. The [redacted]at this point is very small. An additional option would be to [redacted]the [redacted]for the insurance being paid by the [redacted], in which case we could add that $[redacted]for the insurance back as an asset as well.

Reviewer Comment (2024-07-05): After excluding the unverified $[redacted]deposit on [redacted], the verified reserves of [redacted]months are insufficient to cover the Jumbo guideline required reserves of [redacted]months. [redacted]of $[redacted]was also not verified. Exception [redacted].

Please note: the corrected final [redacted]uploaded to the file is [redacted]for all [redacted].

Buyer Comment (2024-07-05): Please use the prior response regarding assets to clear the waterfall exceptions: Please be advised that the amount of total verified assets of [redacted] is $[redacted]($[redacted]from account ending in [redacted]and $[redacted]from account ending in [redacted]). The [redacted]of $[redacted]and the large deposit of $[redacted]mentioned in the exception can be backed out of the qualifying assets resulting in total assets to cover reserves and[redacted] of $[redacted]. Please see the attached updated [redacted]and [redacted]with the $[redacted]large deposit deducted from assets.
																		07/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	33	(redacted)	31176344	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ( [redacted]): Originator Loan Designation of [redacted] (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.	Reviewer Comment (2024-07-10): Received the [redacted]hat verifies the $[redacted]deposit was a transfer from account #[redacted]. Sufficient reserves have been verified.

Buyer Comment (2024-07-10): Please see the attached [redacted]statement for account [redacted]showing the $[redacted]deposit came from primary borrower, [redacted]t ending in [redacted].

Reviewer Comment (2024-07-10): The $[redacted]is the net cash to close after [redacted]and [redacted]have been reduced from the total[redacted] has to be increased by the amounts already paid. Calc as follows:[redacted] : $[redacted]+ [redacted]$[redacted]+ [redacted]$[redacted]= $[redacted]. Reserves required ([redacted]months subject) $[redacted]. Total cash to close + reserves = $[redacted]. Actual assets: $[redacted]. [redacted] of $[redacted]to meet reserve requirement. Without additional funds or the [redacted]for insurance being verified, reserves are insufficient.

Buyer Comment (2024-07-09): Please be advised that the assets on file are sufficient, qualifying assets are as follows: $[redacted]from account ending in [redacted]and $[redacted]from account ending in [redacted]equaling a total qualifying amount of $[redacted]. The funds to close are $[redacted]+ $[redacted]for the [redacted]equaling a total of $[redacted]. [redacted]-[redacted]= [redacted]which covers the reserve requirement of $[redacted].

Reviewer Comment (2024-07-05): Further note on this loan - [redacted]for the appraisal fee was documented in the file and was added. The shortage at this point is very small. An additional option would be to show the [redacted]for the insurance being paid by the [redacted], in which case we could add that $[redacted]for the [redacted][redacted]as an asset as [redacted].

Reviewer Comment (2024-07-05): After excluding the unverified $[redacted]deposit on [redacted], the verified reserves of [redacted]months are insufficient to cover the Jumbo guideline required reserves of [redacted][redacted]. [redacted]of $[redacted]was also not verified. Exception remains.

Please note: the corrected final [redacted]uploaded to the file is [redacted]for all [redacted].

Buyer Comment (2024-07-05): Please use the prior response regarding assets to clear the waterfall exceptions: Please be advised that the amount of total verified assets of [redacted] is $[redacted]($[redacted]from account ending in [redacted]and $[redacted]from account ending in [redacted]). The [redacted]of $[redacted]and the large deposit of $[redacted]mentioned in the exception can be backed out of the qualifying assets resulting in total assets to cover reserves and funds to close of $[redacted]. Please see the attached updated [redacted]and [redacted]with the $[redacted]large deposit deducted from assets.
																		07/10/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	34	(redacted)		31176349			Credit	Title	General	Title	Title Policy Coverage is less than [redacted]						Reviewer Comment (2024-07-10): Final title with correct loan amount was provided. Exception cleared. Buyer Comment (2024-07-10): Please see the attached final title policy with corrected[redacted] Reviewer Comment (2024-07-10): Reopening at [redacted]request. Buyer Comment (2024-07-02): Seller accepts. [redacted]	07/10/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	35	(redacted)		31176351			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification of the borrower's receipt of the appraisal is missing from the file.				Reviewer Comment (2024-07-05): Verification of the [redacted]of the initial and updated[redacted]Exception cleared. Buyer Comment (2024-07-01): See appraisal on page [redacted] of your loan file with the as of date of the appraisal as [redacted] Reviewer Comment (2024-06-30): The appraisal report date is [redacted] Received the appraisal delivery receipt which verifies the [redacted]was provided on [redacted] Please provide [redacted]the appraisal was delivered on or after [redacted] Buyer Comment (2024-06-28): See attached appraisal delivery certification.	07/05/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	36	(redacted)		31176353			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification of the borrower's receipt of the appraisal is missing from the file.				Buyer Comment (2024-06-28): [redacted]accepts with no [redacted]			06/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	36	(redacted)		31176355			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2024-07-09): Final [redacted]Policy provided. Exception cleared.	07/09/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	36	(redacted)		31176356			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage [redacted](no final title policy in file). Unable to [redacted]if appropriate coverage is provided.						Reviewer Comment (2024-07-08): Received [redacted]final document. Exception cleared Buyer Comment (2024-07-08): please see attached Reviewer Comment (2024-07-05): [redacted] Buyer Comment (2024-06-28): [redacted]accepts with no change in grading	07/08/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	37	(redacted)		31176359			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage a[redacted] in file). Unable to determine if a[redacted]						Reviewer Comment (2024-07-02): Provided Title supplemental letter confirming the coverage amount. Exception cleared. Buyer Comment (2024-07-02): Please see the attached [redacted][redacted][redacted][redacted]the [redacted]amount to be [redacted]once the final [redacted][redacted]is issued.	07/02/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	38	(redacted)		31176364			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted](no final title policy in file). Unable to [redacted]						Reviewer Comment (2024-07-02): Provided final title policy [redacted] Buyer Comment (2024-07-02): Please see attached, Final title policy	07/02/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	40	(redacted)		31219209			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised [redacted]g	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four ([redacted]) business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file. The Evidentiary Document does not indicate the acknowledgement date of the Loan Estimate issues on [redacted] to verify receipt at least [redacted]business days prior to closing.				Reviewer Comment (2024-07-18): [redacted]received proof of receipt. Buyer Comment (2024-07-18): Please see the attached for the pages reflecting the[redacted] was viewed Reviewer Comment (2024-07-18): [redacted] system reflects the receipt of the[redacted]but does not reflect the [redacted]. Exception remains. Buyer Comment (2024-07-17): Please see the attached from our [redacted]documents system, this [redacted]the [redacted]viewed the [redacted]	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	40	(redacted)		31219210			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2024-07-22): Received the Final Title Policy, Exception Cleared.	07/22/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	40	(redacted)		31219211			Credit	Title	Document Error	Title	The [redacted]policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to [redacted]if appropriate coverage is provided.						Reviewer Comment (2024-07-22): Received the [redacted][redacted]Policy with [redacted][redacted], Exception Cleared. Buyer Comment (2024-07-22): Please see the attached final title policy	07/22/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	40	(redacted)		31219212			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file was missing the insurance documentation for this property, please provide for review.				Reviewer Comment (2024-07-18): Received [redacted]policy. Exception cleared Buyer Comment (2024-07-17): Please see the attached [redacted]policy.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	41	(redacted)		31219214			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage [redacted](no final title policy in file). Unable to[redacted]						Reviewer Comment (2024-07-18): Received Title commitment document [redacted] Buyer Comment (2024-07-17): Please see the attached [redacted][redacted]noting $[redacted]title insurance on page [redacted]	07/18/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	41	(redacted)	31219216	Compliance	Compliance	Federal Compliance	TRID Defect	[redacted]	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted][redacted]not received by borrower at least four ([redacted]) business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file. The Evidentiary Document does not indicate the acknowledgement date to verify timing requirements were met.	Reviewer Comment (2024-07-22): [redacted]received confirmation that [redacted]is acknowledgement by borrower as received, [redacted], viewed.

Buyer Comment (2024-07-19): Whether the [redacted]is received, [redacted]or viewed, they all count as an [redacted]. Please clear.

Reviewer Comment (2024-07-18): Provided proof of receipt for[redacted] is inconclusive. [redacted] but does not indicate if the confirmation is for receipt of the [redacted], or [redacted]or viewing of the [redacted].  Please provide more conclusive evidence of receipt/viewing of the [redacted] by the borrower.

Buyer Comment (2024-07-17): Please see the attached screenshot showing the [redacted]was acknowledged on [redacted]
																		07/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	43	(redacted)		31219229			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised [redacted]	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four ([redacted]) business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file. The Evidentiary Document does not reflect the acknowledged date in order to verify timing requirements.				Reviewer Comment (2024-07-18): Received evidence the borrower viewed the [redacted]on [redacted]. Exception cleared. Buyer Comment (2024-07-17): Please see attached confirming the [redacted]was [redacted].	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	43	(redacted)		31219230			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[redacted]Disaster Issue: The most recent valuation inspection is dated prior to the most recent [redacted]disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is in a disaster area. The file is missing a property inspection dated after the disaster or the lender's rep and warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected [redacted] declaration of [redacted]	Property inspected [redacted] declaration of [redacted][redacted][redacted]	SitusAMC,Originator,Aggregator	Reviewer Comment (2024-07-16): [redacted]was dated after the incident start date of[redacted]per [redacted]website. Per[redacted], no [redacted]is required.			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	44	(redacted)		31219235			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The [redacted] Policy effective date is after the funds disbursed.		The hazard insurance policy reflects an effective date after the disbursement date of the loan. Please provide evidence of coverage in place at or prior to disbursement.				Reviewer Comment (2024-07-15): [redacted]y reflecting effective date[redacted]. Exception cleared. Buyer Comment (2024-07-15): Please review [redacted]/[redacted]which contains the dec page with effective [redacted] - this is prior to the disbursement date of[redacted] Please clear this exception as it is not valid	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	47	(redacted)		31219242			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four ([redacted]) business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file. The Evidentiary Document does not indicate the date acknowledged in order to verify it was received for at least [redacted] business days prior to closing.				Reviewer Comment (2024-07-18): [redacted]received proof of receipt. Buyer Comment (2024-07-17): Please see attached. Our internal [redacted]showing the borrower [redacted][redacted][redacted]the [redacted] at[redacted]	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	47	(redacted)		31219244			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount ([redacted]). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-07-17): Provided [redacted][redacted]report reflecting policy amount. Exception cleared. Buyer Comment (2024-07-17): Please see attached, confirmation of the amount insured [redacted]	07/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	48	(redacted)		31219247			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a F[redacted]						Reviewer Comment (2024-07-23): [redacted]the Final Title Policy , [redacted][redacted].	07/23/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	48	(redacted)		31219248			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted]amount (no final title [redacted]in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-07-23): Received the [redacted] Buyer Comment (2024-07-23): Please see attached final [redacted][redacted], and [redacted][redacted]. Reviewer Comment (2024-07-23): Reopening per [redacted]. Waived in error. Buyer Comment (2024-07-17): [redacted]acknowledges the exception, no change to grading.	07/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	48	(redacted)	31219249	Compliance	Compliance	Federal Compliance	TRID Defect	[redacted][redacted] [redacted][redacted]Violation Without [redacted]Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[redacted]on the initial Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-07-22): [redacted]received conversation log for [redacted]rush request.

Buyer Comment (2024-07-19): Please see attached [redacted]for the increase to the [redacted]fee.

Reviewer Comment (2024-07-19): [redacted]received [redacted]comment for increase in fee. [redacted], the [redacted][redacted]does not have loan [redacted]/[redacted][redacted]/[redacted][redacted]for [redacted]. Please provide complete [redacted]/[redacted][redacted]for [redacted].

Buyer Comment (2024-07-18): Please see the attached internal screenshot, showing the broker partner requesting the rush [redacted], and approving the fee increase on[redacted]. The broker [redacted]acts as the [redacted]for [redacted]between the lender and the [redacted], therefore the request from the broker is sufficient to show this was [redacted]requested, as outlined in [redacted][redacted]. The fee increase was subsequently redisclosed to the [redacted]on [redacted], meeting the requirements for [redacted]of increased fees within [redacted]days, Please clear exception.
																		07/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	49	(redacted)		31219251			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy i[redacted]						Reviewer Comment (2024-07-23): Received the Final Title Policy , Exception Cleared.	07/23/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	49	(redacted)		31219252			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted]no[redacted]. Unable to determine if[redacted]						Reviewer Comment (2024-07-23): Received the [redacted] Buyer Comment (2024-07-23): please see attached Reviewer Comment (2024-07-23): Reopening per [redacted]. [redacted] Buyer Comment (2024-07-17): [redacted]accepts with no change in grading	07/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	49	(redacted)		31219253			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file is missing the Insurance documentation for the indicated property in order to verify the additional $[redacted]in property expenses.				Reviewer Comment (2024-07-18): Received [redacted]policy. Exception cleared Buyer Comment (2024-07-18): please see attached	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	49	(redacted)		31219257			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide fully executed Settlement Statement for the sale of the borrower's departing residence to verify the mortgage with [redacted] is paid in full.				Reviewer Comment (2024-07-19): Received[redacted] Buyer Comment (2024-07-18): please see attached	07/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	50	(redacted)		31219261			Credit	Missing Document	General	Missing Document	Missing Document: [redacted]		Please provide the executed Settlement Statement for the sale of the borrower's departing residence to support the deposit in the amount of $[redacted]on [redacted] into acct# [redacted].				Reviewer Comment (2024-07-18): Received settlement [redacted][redacted]. Exception cleared Buyer Comment (2024-07-17): Please see attached settlement statement for this [redacted].	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	51	(redacted)		31219265			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	Evidence of homeowner's insurance was missing for the indicated property. Please provide for review.				Reviewer Comment (2024-07-16): Provided [redacted]policy for property ([redacted][redacted][redacted]). Exception cleared. Buyer Comment (2024-07-16): Please see the attached [redacted]documentation for the non-subject property.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	53	(redacted)	31219273	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]reserves months discrepancy.	Reserves were insufficient due to the funds of $[redacted]for the Earnest Money Deposit was not included in the available assets due to missing the deposit receipt and bank statement. Please provide for review.	Reviewer Comment (2024-07-19): Received the additional assets on updated [redacted][redacted]&[redacted]with the[redacted] ,Which vthe Reserve requirements, Exception Cleared.

Buyer Comment (2024-07-19): There are additional assets which were [redacted]not used. Plaease see attached assets as well as updated [redacted]and [redacted]

Buyer Comment (2024-07-19): There are [redacted]assets which were [redacted]not used. Plaease see attached assets as well as updated [redacted]and [redacted]

Buyer Comment (2024-07-19): There are [redacted]assets which were previously not [redacted]. Plaease see attached assets as well as updated [redacted]and [redacted]

Buyer Comment (2024-07-19): There are [redacted]assets which were [redacted]not used. Plaease see [redacted]assets as well as updated [redacted]and [redacted]
																		07/19/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	53	(redacted)		31219274			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - [redacted]	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2024-07-19): Received the additional assets on updated Final [redacted]&[redacted]with the [redacted] ,Which fulfilled the [redacted] Buyer Comment (2024-07-19): There are additional assets which were previously not used. Plaease see attached assets as well as updated [redacted]and [redacted]	07/19/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	53	(redacted)		31219275			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM[redacted]Provision Investor [redacted]	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-07-19): Received the additional assets on updated Final [redacted]&[redacted]with the [redacted]Which fulfilled the [redacted], Exception Cleared. Buyer Comment (2024-07-19): There are additional assets which were previously not used. Plaease see attached assets as well as updated [redacted]and [redacted]	07/19/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	55	(redacted)		31219278			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	- ___	The file is missing the insurance documentation for this property, please provide for review.				Reviewer Comment (2024-07-18): Insurance not required as per [redacted] Exception cleared. Buyer Comment (2024-07-17): The property is [redacted]free and [redacted]and the absence of [redacted]is verified the via[redacted]	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	55	(redacted)	31219279	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised [redacted]g Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four ([redacted]) business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file.	Reviewer Comment (2024-07-18): [redacted]received proof of receipt.

Buyer Comment (2024-07-18): Please see the attached [redacted]from the [redacted]confirming the [redacted]disclosed on [redacted] was acknowledged on [redacted]

Reviewer Comment (2024-07-18): The [redacted]Document does not reflect the [redacted]date to verify when the [redacted]viewed the [redacted]. Please provide evidence when the [redacted][redacted]/[redacted]the [redacted].  Exception remains.

Buyer Comment (2024-07-17): Per the attached evidentiary document, the [redacted][redacted]was electronically delivered  on[redacted] The loan closed on [redacted] allowing for [redacted][redacted]days before the loan closed.
																		07/18/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	55	(redacted)	31219280	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised [redacted]e Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on[redacted] not received by borrower at least four [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file.	Reviewer Comment (2024-07-18): [redacted]received proof of receipt.

Buyer Comment (2024-07-18): Please see the attached screenshot from the [redacted]confirming the [redacted]was acknowledged on[redacted]

Reviewer Comment (2024-07-18): The [redacted]Document does not reflect the acknowledged date to verify when the [redacted]viewed the [redacted]. Please provide evidence when the [redacted][redacted]/[redacted]the document.  Exception remains.

Buyer Comment (2024-07-17): Per the attached evidentiary document, the [redacted]was [redacted][redacted]on [redacted]. The loan closed on [redacted]allowing for [redacted][redacted]days before the loan closed.
																		07/18/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	55	(redacted)		31219282			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial [redacted]	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three [redacted] business days prior to closing.	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.				Reviewer Comment (2024-07-18): Received preliminary [redacted]that was received on [redacted]per the [redacted]Document. Exception cleared. Reviewer Comment (2024-07-18): [redacted]received disclosure summary however it doesn't state which [redacted]was sent to the [redacted]only the document is stating about the delivered date. Kindly confirm whether the initial [redacted]dated [redacted] were sent on [redacted] Buyer Comment (2024-07-17): Please see the attached Initial [redacted].	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	56	(redacted)		31219286			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file is missing supporting documentation of the new HELOC to confirm the P&I payment for this property, please provide for review.				Reviewer Comment (2024-07-18): Received [redacted]Agreement for calculation of the [redacted]payment. Exception cleared. Buyer Comment (2024-07-17): Please see attached note for the [redacted]for the interest rate to calculate the [redacted] along with confirmation of a [redacted]balance. This is what was used to calculate the [redacted] Buyer Comment (2024-07-17): Please see attached note for the [redacted]for the interest rate to calculate the [redacted] along with confirmation of a $[redacted]balance. This is what was used to calculate the [redacted]	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	60	(redacted)		31219298			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification of the borrower's receipt of the updated appraisal is missing from the file.				Buyer Comment (2024-07-16): [redacted]acknowledges exception, no change to grading.			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	62	(redacted)		31219309			Compliance	Compliance	State Compliance	Misc. State Level	Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice)	[redacted] Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a writ[redacted] agreement to the borrower.					Reviewer Comment (2024-07-18): [redacted]is not vwith [redacted][redacted]. Exception cleared. Buyer Comment (2024-07-17): For clarity, the [redacted]is not associated with the [redacted] Please see page [redacted]of the [redacted]and the [redacted] on page[redacted] of the [redacted]	07/18/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	62	(redacted)	31219311	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation [redacted]Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Pest Inspection Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-07-19): [redacted] required fee not subject to fee tolerance.

Buyer Comment (2024-07-18): Please see the attached [redacted], [redacted]and shipping label. Please also see internal guidelines [redacted]pest inspections are only [redacted]if the appraisal is made subject too. No [redacted]is required as the [redacted][redacted]within the scope of [redacted]guidelines.

Buyer Comment (2024-07-18): Please see the attached [redacted], [redacted]and shipping label. Please also see internal guidelines [redacted]pest inspections are only required if the [redacted]is made subject too. No attestation is required as the lender operated within the scope of [redacted][redacted].

Reviewer Comment (2024-07-18): [redacted]received rebuttal, cure of $[redacted]is required as fee was not disclosed on [redacted]. However, If the lender required the pest inspection then a cure is due to the borrower for not previously disclosing the fee.  If the [redacted]-chosen service provider further outsourced the Pest Inspection Fee, we would accept an attestation confirming this.  The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the [redacted]letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the [redacted]was imposed by a [redacted]through which the borrower [redacted]selected.  If the borrower elected to have pest inspection completed on their own then a [redacted][redacted]moving the fee to [redacted] to [redacted]is required.

Buyer Comment (2024-07-17): [redacted][redacted]a cure of $[redacted]is [redacted]. Reviewer to provide [redacted]on this exception or [redacted].
																		07/19/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	62	(redacted)		31219313			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file is missing the insurance for this property, please provide for review.				Reviewer Comment (2024-07-17): Provided [redacted]policy for [redacted]([redacted][redacted][redacted]). Exception cleared. Buyer Comment (2024-07-17): Please see the attached non subject [redacted].	07/17/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	62	(redacted)	31219314	Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	- ___	The file is missing the documentation to support the monthly amount of $[redacted]as used to qualify for this property, please provide for review.	Reviewer Comment (2024-07-19): The additional property expenses for [redacted]was [redacted][redacted]plus a [redacted]% gross up of [redacted], [redacted]and [redacted]v. Exception cleared.

Buyer Comment (2024-07-18): Non [redacted][redacted][redacted]/[redacted]is [redacted]using the [redacted][redacted]values for [redacted], [redacted]and [redacted]each [redacted]up by [redacted]% and divided by [redacted]months. [redacted]+ ins per the[redacted]are [redacted][redacted]x [redacted][redacted]/[redacted]= [redacted]per [redacted]. [redacted]dues per page [redacted]of the tax return are $[redacted]per month x [redacted]%/[redacted]= [redacted]per [redacted].

Reviewer Comment (2024-07-17): [redacted]your comments, As per [redacted] is $[redacted] from which [redacted][redacted]verified $[redacted]monthly and tax amount verified $[redacted]monthly. Provide supporting [redacted]for remaining expense amount $[redacted]. Exception [redacted].

Buyer Comment (2024-07-17): [redacted][redacted] is [redacted]qualified with -$[redacted]per the final [redacted]on page [redacted]
																		07/19/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	68	(redacted)		31219324			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Please provide evidence of receipt of the appraisal at or prior to closing.				Reviewer Comment (2024-07-19): [redacted]of [redacted]received [redacted]days prior the closing ,Exception Cleared. Buyer Comment (2024-07-19): Please see the attached [redacted]confirming the client was provided with the [redacted][redacted]than [redacted][redacted]days from closing.	07/19/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	68	(redacted)		31219326			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[redacted][redacted]Issue: The most recent valuation inspection is dated prior to the most recent [redacted]disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is in a disaster area. The file was missing a property inspection dated after the disaster or the lender's rep and warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected [redacted] declaration of [redacted]	Property inspected [redacted] declaration of [redacted][redacted][redacted]	SitusAMC,Originator,Aggregator	Reviewer Comment (2024-07-18): [redacted][redacted]to waive with compensating factors.			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	69	(redacted)		31219327			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-12): [redacted]Cure Provided At [redacted]		07/12/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	69	(redacted)		31219329			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[redacted]Disaster Issue: The most recent valuation inspection is dated prior to the most recent [redacted]disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is in a disaster area. The file is missing a property inspection dated after the disaster or the lender's rep and warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected [redacted] declaration of [redacted]	Property inspected [redacted] declaration of [redacted][redacted][redacted]	SitusAMC,Originator,Aggregator	Reviewer Comment (2024-07-16): [redacted]was completed after the [redacted][redacted][redacted]. [redacted] no [redacted]is required.			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	69	(redacted)		31219331			Compliance	Compliance	Federal Compliance	TRID	[redacted]t Tolerance Violation With Sufficient [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Tax Service Fee ([redacted]). Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-12): [redacted]Cure [redacted]At [redacted]		07/12/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	69	(redacted)		31219332			Credit	Missing Document	General	Missing Document	Missing Document: [redacted]/[redacted]([redacted]) not provided		Please provide the executed Settlement Statement from the sale of the borrower's departing residence to evidence proceeds needed for funds to close and payoff of the existing mortgage.				Reviewer Comment (2024-07-18): Received [redacted]/[redacted]document. Exception cleared Buyer Comment (2024-07-17): Please see the attached final [redacted][redacted]Statement for the sale of the [redacted][redacted].	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	71	(redacted)		31219337			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The [redacted]Policy effective date is after the f[redacted]		The homeowner's insurance declarations page in the file verified an effective date after the [redacted] disbursement date as reflected on the final Closing Disclosure. Please provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment (2024-07-23): Received the [redacted]with [redacted][redacted][redacted] & the disbursement date is the same [redacted]reflect on the final [redacted] Buyer Comment (2024-07-23): Please note the policy has "[redacted]" which page [redacted]states is [redacted]% extended [redacted]. $[redacted]%= $[redacted][redacted]is more then $[redacted][redacted]cost Buyer Comment (2024-07-23): Please see dec page attached which confirms the [redacted][redacted][redacted]of [redacted], the same date as [redacted].	07/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	71	(redacted)		31219338			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.					Buyer Comment (2024-07-18): [redacted]accepts with no change in grading			07/18/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	75	(redacted)		31219348			Credit	Disclosure	Missing Document	Disclosure	[redacted] is missing.	-	File is missing the E-Sign Consent Agreement.				Reviewer Comment (2024-07-19): [redacted] provided. Exception cleared. Buyer Comment (2024-07-19): Please see the attached [redacted]form	07/19/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	75	(redacted)	31219349	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant three [redacted] business days prior to consummation.	Verification of the borrower's receipt of the appraisal is missing from the file.	Reviewer Comment (2024-07-19): [redacted]received to verify [redacted]was received. Exception [redacted].

Buyer Comment (2024-07-19): Please see the attached email [redacted]the borrower received the [redacted]more than [redacted][redacted]days before closing

Reviewer Comment (2024-07-19): [redacted]in error.

Buyer Comment (2024-07-18): The [redacted]completed an [redacted]wai[redacted]er, this is a [redacted][redacted][redacted]. [redacted]acknowledges the exception, no change to grading.

Reviewer Comment (2024-07-18): Received [redacted]Waiver form.  Please provide evidence the [redacted]received a [redacted]of the [redacted]as [redacted].  Exception remains.

Buyer Comment (2024-07-17): Please see the attached [redacted][redacted]
																		07/19/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	75	(redacted)		31219351			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient[redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-12): [redacted]Cure P[redacted]		07/12/2024		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	75	(redacted)	31219352	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: A[redacted]	Reserves were insufficient due to an unsourced large deposit. Please provide documentation for the source of funds for the $[redacted]deposit on [redacted] into acct# [redacted].	Reviewer Comment (2024-07-19): Based on the post close [redacted]on this [redacted][redacted][redacted], [redacted][redacted]were verified. Exception cleared.

Buyer Comment (2024-07-19): Our guidelines allow for the exclusion of the [redacted]from available assets with the purchase contract confirming receipt  and in turn source documentation is not required. Client has assets totaling $[redacted]in [redacted]bank accounts: v[redacted]# [redacted]= $[redacted], [redacted]# [redacted]= $[redacted]and [redacted]#[redacted][redacted]= $[redacted]. We have excluded the following amounts from [redacted]acct# [redacted]: $[redacted]large deposit, $[redacted][redacted] account, $[redacted][redacted]and $[redacted][redacted][redacted]balance. This leaves liquid assets totaling $[redacted]and allows for the [redacted]to be included with the [redacted]per the [redacted]having the funds to cover it. The $[redacted]in remaining assets minus [redacted]at $[redacted]and minus reserves at $[redacted]leaves the client with excess reserves of $[redacted].

Reviewer Comment (2024-07-19): Diligence has not excluded the [redacted]from the assets, but we also haven't given the benefit of [redacted]as an asset as it is not sourced. Account balances considered by diligence were based on the bank statements. [redacted]account for $[redacted]has been reduced from available funds and the $[redacted]deposit on [redacted] to account [redacted]has been reduced. [redacted][redacted]were paid per the [redacted]that could be added back. Reserves are [redacted]without additional documentation.

Buyer Comment (2024-07-18): The [redacted]has a $[redacted][redacted]which can be included with total [redacted]. We excluded this amount from the [redacted]total [redacted]assets so [redacted]is not required
																		07/19/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	76	(redacted)		31219355			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[redacted]Disaster Issue: The most recent [redacted][redacted]is dated prior to the most recent [redacted]disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is in a disaster area. The file was missing a property inspection dated after the disaster or the lender's rep and warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected [redacted] declaration of [redacted]	Property inspected [redacted] declaration of [redacted][redacted][redacted]	SitusAMC,Originator,Aggregator	Reviewer Comment (2024-07-16): [redacted]was dated after the [redacted][redacted][redacted]. [redacted][redacted][redacted][redacted], no [redacted]is required.			07/16/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	76	(redacted)		31219357			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file is missing evidence of the HOA dues for this property, please provide for review.				Reviewer Comment (2024-07-18): Received [redacted]verification document. Exception cleared Buyer Comment (2024-07-17): Please see the attached [redacted]coupon.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	77	(redacted)		31219363			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	- ___	The Third Party Verification of Self Employment does not contain a time stamp to verify it meets timing requirements. Please provide evidence when the search was performed.				Reviewer Comment (2024-07-17): Received documentation verifying when the lender obtained the [redacted] Buyer Comment (2024-07-17): Please see attached, confirmation via an internal [redacted]showing the document was received[redacted]	07/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	80	(redacted)	31219368	Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	- ___	The file is missing the HOA dues for this property, please provide for review.	Reviewer Comment (2024-07-17): [redacted]addressed the variance in the [redacted], no dues exist. Exception cleared.

Reviewer Comment (2024-07-17): Per[redacted] the different in the expenses was due to the use of [redacted][redacted]  Exception cleared.

Buyer Comment (2024-07-16): The amount used to qualify was originally an estimate of the property costs. This estimate was not changed while in process in order to give a more conservative estimate of the total DTI. This is a common practice used. Please clear the exception.

Reviewer Comment (2024-07-16): As per final [redacted]$[redacted]expense amount is more for the [redacted], Please [redacted]updated final [redacted].

Buyer Comment (2024-07-15): This property is not a [redacted]or a [redacted][redacted]. It is a storage [redacted], which is a commercial property. There are no [redacted]dues and no documentation to upload. [redacted]review.
																		07/17/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	82	(redacted)	31219374	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Please provide confirmation from title or via a copy of the check that the withdrawal made from the[redacted] savings account on [redacted] was for the earnest money totaling $[redacted](EMD + Option Fee)	Reviewer Comment (2024-07-17): [redacted]accepts [redacted]of [redacted]without additional documentation. [redacted][redacted]was dated [redacted][redacted]days of [redacted]for the same amount as the [redacted]. Exception cleared.

Buyer Comment (2024-07-15): [redacted] guidelines do not require this. our guidelines are as follows: Receipt of funds must be documented to verify the seller, [redacted], [redacted][redacted], or [redacted]attorney received the [redacted]by obtaining one of the following:

[redacted][redacted][redacted], [redacted]Instruction, or Intent to [redacted]([redacted])
Future receipt of the [redacted]as stated in an executed Purchase [redacted]or [redacted][redacted]is [redacted].
[redacted]of [redacted][redacted]
[redacted]of [redacted][redacted][redacted], [redacted][redacted], or [redacted][redacted]
Receipt or written [redacted]from [redacted][redacted]
																		07/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	82	(redacted)	31219375	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	AUS and the [redacted]both reflect a balance in account ending in [redacted]as $[redacted], however, this was the balance prior to the withdrawal of the EMD. Actual balance of this account per the Plaid report and bank statement as of [redacted]after the EMD withdrawal is $[redacted]. Lender considered the $[redacted]balance plus the EMD/Option Fee of $[redacted].	Reviewer Comment (2024-07-19): Account details for the [redacted]plan [redacted]in-[redacted][redacted]are not [redacted], however, the [redacted]([redacted]) terms reflect [redacted][redacted]and in-[redacted][redacted]are acceptable. Used the [redacted](k[redacted]portion of the account only. Exception cleared.

Buyer Comment (2024-07-18): Fannie guidelines do not say this.[redacted] "[redacted]/[redacted]accounts) and [redacted]-favored [redacted][redacted]accounts [redacted]accounts) are acceptable sources of funds for the d[redacted]t, c[redacted]and reserves. The [redacted]must verify the [redacted]of the account and confirm that the account is vested and allows withdrawals regardless of [redacted][redacted]status. " It does not say [redacted]sponsored plans need [redacted]of [redacted], thats like saying company stock plans need terms of [redacted]which is not the case. They are [redacted]and once they are vested they can be used, there are no [redacted]that require all [redacted][redacted]plans to have [redacted]of [redacted], otherwise we'd be asking for terms of withdrawal for [redacted][redacted]plans (which several employers, [redacted][redacted]Mortgage, have and there are no "[redacted]of [redacted]" for these plans). Please clear this condition as the [redacted]standard is not valid, and i provided employer information on when they vest which is in the past. [redacted], [redacted]are required by law to limit the [redacted]of [redacted]and only allow them for certain legal [redacted], and a [redacted][redacted]stock plan is not a "[redacted]-[redacted]" [redacted]plan.

Buyer Comment (2024-07-18): Fannie guidelines do not say this. [redacted]" [redacted] ([redacted]/[redacted]/vaccounts) and tax-favored retirement savings accounts ([redacted]([redacted]) accounts) are acceptable sources of funds for the down payment, closing costs, and reserves. The lender must verify the [redacted]of the account and [redacted]that the account is vested and allows [redacted]regardless of current [redacted]status. " It does not say [redacted]sponsored plans need terms of withdrawal, thats like saying [redacted][redacted]plans need [redacted]of [redacted]which is not the [redacted]. They [redacted][redacted]vested and[redacted][redacted]once they are vested they can be used, there are no guidelines that require all employer sponsored plans to have terms of [redacted], [redacted]we'd be asking for terms of withdrawal for [redacted][redacted][redacted](which several [redacted],[redacted], have and there are no "terms of [redacted]" for these plans). Please clear this [redacted]as the [redacted]standard is not valid, and i [redacted][redacted]information on when they vest[redacted]which is in the past.

Reviewer Comment (2024-07-17): Using only the [redacted]portion of the retirement account would be [redacted]to clear this [redacted], [redacted], this is an [redacted]-[redacted][redacted]plan and would need to adhere to the same documentation [redacted]as a [redacted]. Please provide the te[redacted]ms[redacted]and conditions for [redacted]to support in-service [redacted]are allowed.

Buyer Comment (2024-07-15): [redacted]: see the price waterhouse coopers public information about their wealth builder plan. It is not a [redacted]plan, [redacted]does not require terms of withdrawal, and it vests on a [redacted]year [redacted]and [redacted]has [redacted][redacted][redacted]than [redacted]years. Please add [redacted]assets and [redacted]this exception.
																		07/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	84	(redacted)		31219379			Compliance	Compliance	Federal Compliance	TRID Defect	[redacted] Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "[redacted]" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2024-07-15): [redacted]acknowledges the exception, no change to grading.			07/15/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	84	(redacted)		31219381			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document:[redacted]						Reviewer Comment (2024-07-16): Received [redacted]policy. Exception cleared Buyer Comment (2024-07-16): Please see attached [redacted]. Reviewer Comment (2024-07-15): Provided [redacted]policy but premium amount is [redacted]. Exception remains. Buyer Comment (2024-07-15): Please see attached [redacted]	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	85	(redacted)		31219386			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover[redacted]		Assets were insufficient due to missing documentation to support the two cash out refinances used for asset as disclosed on AUS. Please provide final closing statements for both.				Reviewer Comment (2024-07-18): Received [redacted]final [redacted]. Exception cleared Buyer Comment (2024-07-17): Please see attached, Final [redacted]from the loan ending [redacted].	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	85	(redacted)		31219389			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: [redacted] for Reserves [redacted].		Reserves were insufficient due to missing documentation to support the two cash out refinances used for asset as disclosed on AUS. Please provide final closing statements for both.				Reviewer Comment (2024-07-18): Received [redacted]final [redacted]. Exception cleared Buyer Comment (2024-07-17): Attached to other exception. Buyer Comment (2024-07-17): Please see attached, Final [redacted]for loan ending [redacted].	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	85	(redacted)		31219390			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file is missing the mortgage statement, taxes, and insurance documentation for this property, please provide for review.				Reviewer Comment (2024-07-18): Received final [redacted]to verify [redacted]. Exception cleared Buyer Comment (2024-07-17): Please see the [redacted]for the loan ending [redacted]attached to a [redacted]exception. This has the [redacted]information for the referenced property	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	85	(redacted)		31219391			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file is missing the mortgage statement and insurance documentation for this property, please provide for review.				Reviewer Comment (2024-07-18): Received final [redacted]to verify [redacted]. Exception cleared Buyer Comment (2024-07-17): Please see the [redacted]for the loan ending [redacted]attached to a different exception. This has the property information for the [redacted]property	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	86	(redacted)		31219392			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Please provide the [redacted][redacted]tax return and [redacted]K-[redacted]for the trust in order for us to calculate the Trust income as well as the rental income for [redacted]property shown on the schedule E.				Reviewer Comment (2024-07-19): All [redacted]income documentation has been provided and reviewed. [redacted][redacted], [redacted][redacted], and [redacted][redacted][redacted]all updated. Exception cleared. Buyer Comment (2024-07-18): Please see attached for [redacted]	07/19/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	86	(redacted)		31219394			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted]- QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date[redacted].					Reviewer Comment (2024-07-24): [redacted][redacted]was provided, exception cleared. Reviewer Comment (2024-07-24): [redacted] to [redacted]at [redacted]request. [redacted][redacted]was provided. Buyer Comment (2024-07-18): Seller acknowledges the exception, no change to grading.	07/24/2024			1	B	A	B	A	B	A	B	A	B	A		AR	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	86	(redacted)		31219395			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted] - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2024-07-24): [redacted] Buyer Comment (2024-07-18): [redacted][redacted]the exception, no change to grading.	07/24/2024			1	B	A	B	A	B	A	B	A	B	A		AR	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	86	(redacted)		31219399			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	[redacted]tax forms are required to calculate income accurately				Reviewer Comment (2024-07-19): All [redacted]income documentation has been provided and reviewed. [redacted][redacted], [redacted][redacted], and [redacted][redacted]all updated. Exception cleared. Buyer Comment (2024-07-18): Please see attached for [redacted]	07/19/2024			1	C	A	C	A	C	A	C	A	C	A		AR	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	87	(redacted)		31219403			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	The Secretary of State business search is not timestamped for the [redacted]. Please provide evidence of when this was pulled for review.				Reviewer Comment (2024-07-15): Provided business entity as [redacted]party verification reflects timestamp of[redacted] Exception Cleared. Buyer Comment (2024-07-15): please see attached	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	91	(redacted)		31219416			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	[redacted]is to be [redacted]. [redacted]valuation is missing. [redacted]		The file was missing the secondary valuation required for securitization purposes.				Reviewer Comment (2024-07-22): Received the [redacted]report, Exception Cleared. Buyer Comment (2024-07-22): Please see the attached [redacted], supporting the appraised value.	07/22/2024			1	D	A	D	A	D	A	D	A	D	A		MI	Primary	Refinance - Rate/Term		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	92	(redacted)		31219422			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without S[redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Transfer tax was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2024-07-18): [redacted]received [redacted]of [redacted], Proof of [redacted], [redacted] Buyer Comment (2024-07-17): Please see the attached pccd, loe, shipping label and cure check.		07/18/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	93	(redacted)		31219424			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file was missing evidence of the insurance for this property. Please provide supporting documentation for review, or confirm the borrower has no insurance due to being free and clear.				Reviewer Comment (2024-07-15): Provided [redacted]policy for property ([redacted] Exception cleared. Buyer Comment (2024-07-15): Please see attached, Insurance information as requested.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	94	(redacted)		31219429			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check [redacted]Designation Match - QM	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2024-07-16): Received final settlement statement. Exception cleared Buyer Comment (2024-07-15): Please see the attached for the final settlement statement.	07/16/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	94	(redacted)		31219430			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover [redacted]		Funds are insufficient due to missing the final closing statement for the sale of the departure residence. Please provide for review.				Reviewer Comment (2024-07-16): Received final settlement statement. Exception cleared Buyer Comment (2024-07-15): Please see the attached for the final settlement statement.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	94	(redacted)		31219431			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]reserves months discrepancy.		Funds are insufficient due to missing the final closing statement for the sale of the departure residence. Please provide for review.				Reviewer Comment (2024-07-16): Received final settlement statement. Exception cleared Buyer Comment (2024-07-15): Please see the attached for the final settlement statement.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	94	(redacted)		31219432			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted]	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-07-16): Received final settlement statement. Exception cleared Buyer Comment (2024-07-15): Please see the attached for the final settlement statement.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	96	(redacted)		31219435			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount ([redacted]						Reviewer Comment (2024-07-23): Received the Final Title Policy with Coverage amount, Exception Cleared. Buyer Comment (2024-07-23): Please see attached final Title Policy, and clear exception. Reviewer Comment (2024-07-23): Reopening per [redacted]. [redacted]in error. Buyer Comment (2024-07-17): [redacted]acknowledges the exception, no change to grading.	07/23/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	96	(redacted)		31219436			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a [redacted]						Reviewer Comment (2024-07-23): Received the Final Title Policy, Exception Cleared.	07/23/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	96	(redacted)		31219439			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure[redacted]	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed a finance charge of $[redacted]; calculated finance charge is $[redacted]. Variance is $[redacted]				Reviewer Comment (2024-07-19): [redacted]received [redacted]n, Proof of Delivery, [redacted]check for[redacted] Buyer Comment (2024-07-18): Please see the attached [redacted], [redacted], copy of the check, and proof of [redacted]. Please cure all exceptions.		07/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	96	(redacted)		31219440			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure [redacted]	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted]is over disclosed by $[redacted]compared to the calculated Amount Financed of $[redacted]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed an amount financed of $[redacted]; calculated amount financed is $[redacted]. Variance is $[redacted].				Reviewer Comment (2024-07-19): [redacted]r[redacted], Proof of Delivery, Refund check for underdisclose[redacted] Buyer Comment (2024-07-18): Please see the attached [redacted], [redacted], copy of the check, and proof o[redacted]		07/19/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	100	(redacted)		31219459			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	The third party verification obtained for the [redacted]for the borrower was not timestamped. Please provide evidence of when this was obtained by the lender for review.				Reviewer Comment (2024-07-16): Provided [redacted][redacted]as [redacted]p[redacted]eflects [redacted]of [redacted]Exception Cleared. Buyer Comment (2024-07-16): Please see attached [redacted]for both [redacted]. The borrower's are [redacted]wners of the [redacted][redacted]so one serves both. Please review to clear all conditions. Buyer Comment (2024-07-16): Please see attached [redacted]for [redacted][redacted]. The borrower's are [redacted] [redacted]of the [redacted][redacted]so one serves both. Please review to clear all conditions.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	100	(redacted)		31219460			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The third party verification obtained for the [redacted]was not timestamped. Please provide evidence of when this was obtained by the lender for review.				Reviewer Comment (2024-07-16): Provided business entity as [redacted] verification reflects timestamp of [redacted] Buyer Comment (2024-07-16): Please see attached [redacted]for both businesses. The borrower's are[redacted] owners of the [redacted][redacted]so one serves both. Please review to clear all conditions.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	100	(redacted)		31219461			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	The third party verification obtained for the [redacted] for the co-borrower was not timestamped. Please provide evidence of when this was obtained by the lender for review.				Reviewer Comment (2024-07-16): Provided[redacted]of [redacted]. Exception Cleared. Buyer Comment (2024-07-16): Please see attached [redacted]for both businesses. The borrower's are [redacted] business so one serves both. Please review to clear all conditions.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	101	(redacted)		31219462			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final C[redacted]	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "[redacted]" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.					Buyer Comment (2024-07-15): Seller accepts with no change in grading			07/15/2024	2	B	B	B	B	B	B	B	B	B	B		HI	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	101	(redacted)		31219465			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-07-16): Revised commitment reflecting sufficient coverage provided. Exception cleared. Buyer Comment (2024-07-15): Please see attached where page[redacted]confirms $[redacted]loan amount which will be the [redacted]coverage. Final title policy is a trailing document which will be sent once available	07/16/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	104	(redacted)		31219472			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised [redacted]	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.				Reviewer Comment (2024-07-15): [redacted]received proof of receipt. Buyer Comment (2024-07-15): Please see the attached internal screenshot confirming that the [redacted]dated[redacted]	07/15/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	104	(redacted)	31219475	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The property on [redacted]is shown on the borrower's [redacted][redacted], homeowners insurance, and purchase agreement as the primary residence, however, this address is not reflected on the Final [redacted]. Please provide evidence the borrower has no ownership interest in this property. If ownership exists, provide the supporting documentation for the [redacted]and revised [redacted]	Reviewer Comment (2024-07-17): Client provided [redacted] Report verifying the[redacted] interest in the [redacted]property. Exception cleared.

Buyer Comment (2024-07-16): Tax transcripts in the loan file confirm that the borrower's filed their taxes at [redacted][redacted] The [redacted]and[redacted]in loan file on pages [redacted]and [redacted]also confirm this address. For reference only, please see attached property profile from [redacted]E [redacted]showing that the borrowers do not have, and have never had, [redacted]interest in this property. Exception is invalid. Additional [redacted]is not needed. Please cancel.
																		07/17/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	104	(redacted)		31219476			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The file is missing the Final Closing Statement for the sale of the departure residence to verify total net equity and all liens paid and closed. Please provide for review.				Reviewer Comment (2024-07-17): [redacted]closing [redacted]document. [redacted]cleared Buyer Comment (2024-07-16): Please see the attached final [redacted][redacted][redacted], confirming the sale of the [redacted][redacted]prior to subject application.	07/17/2024			1	C	A	C	A	C	A	C	A	D	A		AZ	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	109	(redacted)		31219487			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file. The Evidentiary Document does not reflect the acknowledgement date of the LE issued on [redacted] to verify timing requirements have been met.				Reviewer Comment (2024-07-18): Received verification the borrower received the [redacted]on [redacted]Exception cleared. Buyer Comment (2024-07-17): Please see the attached from our [redacted]Documents system confirming the [redacted]viewed the [redacted]from [redacted]	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	111	(redacted)	31219491	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Termite Bond was not disclosed on the Loan Estimate, but was disclosed as $[redacted]on the Revised Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-07-19): [redacted]required fee not subject to fee[redacted]

Buyer Comment (2024-07-18): No attestation letter is required when per [redacted], the lender only requires a pest [redacted]if the appraiser makes the appraisal report subject to a pest [redacted]. [redacted]see the attached Pest inspection guidelines. Please see the attached [redacted],[redacted]and shipping label moving the fee from [redacted]

Buyer Comment (2024-07-18): No attestation [redacted]is required when per guidelines, the [redacted]only requires a pest inspection if the appraiser [redacted]the appraisal report subject to a pest [redacted]. Please see the attached [redacted][redacted]guidelines. Please see the attached [redacted],[redacted]and shipping label moving the fee from [redacted]

Reviewer Comment (2024-07-18): [redacted]received [redacted], however If the lender required the pest inspection then a cure is due to the borrower for not previously [redacted]the fee.  If the [redacted]-[redacted]service provider further outsourced the [redacted]Inspection Fee, we would accept an [redacted]confirming this.  The attestation should confirm that the service was outsourced by the [redacted]-[redacted]provider and should be on either the provider's or the lender's [redacted]. This [redacted]would [redacted]us to test the fee under the no tolerance category with the understanding that the new fee[redacted]added on the [redacted]was imposed by a provider through [redacted]the [redacted]indirectly selected.  If the [redacted]elected to have pest inspection [redacted][redacted]their own then a [redacted][redacted]moving the fee to[redacted] to [redacted]is required.

Buyer Comment (2024-07-17): [redacted] was not aware of  any pest inspection ordered at the time the [redacted]was issued ,nor did we require a pest inspection to be completed. As noted on the inspection findings on page [redacted]the [redacted]received the report on[redacted]and provided it, along with the invoice to the lender on this [redacted]. The fee was then [redacted]disclosed to the [redacted]on the [redacted].
																		07/19/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	112	(redacted)		31219493			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a F[redacted]						Reviewer Comment (2024-07-24): Received the [redacted]	07/24/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	112	(redacted)		31219494			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a[redacted](no final title policy in file). Unable to determine i[redacted]		The Preliminary title report Not disclosed the title policy amount, and the final title policy or a supplement to the preliminary policy was not provided to verify sufficient title coverage was obtained.				Reviewer Comment (2024-07-24): Received the [redacted] Exception Cleared. Buyer Comment (2024-07-24): please see attached Reviewer Comment (2024-07-23): Reopening per client. Waived in error. Buyer Comment (2024-07-17): [redacted]accepts with no change in grading	07/24/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	112	(redacted)		31219496			Credit	Missing Document	General	Missing Document	Missing Document: [redacted]		An additional bank statement for account #[redacted]is required to meet the requirement for [redacted]months consecutive per guidelines. Most recent statement in file is for period[redacted] to [redacted].				Reviewer Comment (2024-07-22): [redacted]d for account #[redacted],Which meets the [redacted] Buyer Comment (2024-07-22): please see attached	07/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	112	(redacted)		31219497			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	Business search for the borrower's self-employment does not contain a time stamp. Please provide evidence when the search was performed to verify it was within [redacted]calendar days from closing.				Reviewer Comment (2024-07-18): Received [redacted]verifies [redacted]party [redacted]within [redacted][redacted]days of the note date. Exception cleared Buyer Comment (2024-07-18): please see attached	07/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	116	(redacted)		31265636			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a [redacted]						Reviewer Comment (2024-07-22): Final title provided. Exception cleared.	07/22/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	116	(redacted)		31265637			Credit	Title	Document Error	Title	The [redacted]title policy is within [redacted]or [redacted]and does not reflect a [redacted]amount (no final title policy in file). [redacted]						Reviewer Comment (2024-07-16): Provided final title policy reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-16): Please see the attached final title policy with coverage matching the loan amount.	07/16/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	118	(redacted)		31312103			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification of the borrower's receipt of the appraisal is missing from the file.				Buyer Comment (2024-07-01): [redacted]acknowledges the exception, no change to grading.			07/01/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	118	(redacted)		31312104			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted]compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure reflected an amount financed of $[redacted]; calculated amount financed is $[redacted]. Variance of $[redacted]. Variance is due to the [redacted] fee that was not considered in the APR by the lender.				Reviewer Comment (2024-07-26): [redacted]invoice [redacted]verifying the fee was $[redacted]and an [redacted]did not exist on this order. Exception cleared. Buyer Comment (2024-07-26): Please see the attached for the correct [redacted]invoice, there is no [redacted]fee tied to this appraisal, please exclude the $[redacted][redacted]fee from the prepaid finance charge and recalculate the finance charge fee to [redacted]this issue.	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	118	(redacted)		31312105			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure reflected a finance charge of $[redacted]; calculated finance charge is $[redacted]. Variance of $[redacted]. Variance is due to the [redacted]fee that was not considered in the APR by the lender.				Reviewer Comment (2024-07-26): [redacted]invoice provided verifying the fee was $[redacted]and an [redacted]did not exist on this order. Exception cleared. Buyer Comment (2024-07-26): Please see the attached for the correct appraisal invoice, there is no [redacted]fee tied to this [redacted], please exclude the $[redacted][redacted]fee from the prepaid finance charge and recalculate the finance [redacted]fee to clear this issue.	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	118	(redacted)		31312108			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Please provide an updated policy with sufficient coverage, or provide a copy of the insurer's replacement cost estimate supporting the current coverage amount.				Reviewer Comment (2024-07-02): Provided [redacted]document. Exception cleared Buyer Comment (2024-07-02): Please see the attached [redacted]	07/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	119	(redacted)	31312111	Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	Borrower was qualified with projected income from future employment. The last document from UC San Diego showed contingencies were not all met, credentialing was still outstanding. Please provide confirmation from the employer that all contingencies for employment have been met for employment start date of [redacted].	Reviewer Comment (2024-08-05): [redacted]confirmed with [redacted]that borrower meet credentials and is currently employed as of [redacted]

Buyer Comment (2024-08-02): please see attached

Reviewer Comment (2024-07-15): Per [redacted], future [redacted]offer must [redacted]-[redacted].  This offer is [redacted]to [redacted].  Exception cannot be [redacted]until crediting has [redacted][redacted].  Exception remains.

Buyer Comment (2024-07-10): Please see email from [redacted][redacted], the [redacted][redacted]for [redacted][redacted][redacted]where she confirms the [redacted]has [redacted]and [redacted]everything [redacted]of him and clearly [redacted]"There are no red flags or reason to believe this will not be [redacted]". While the Fannie guide [redacted]all contingencies must be met prior to close, it doesn't take into account unique situations like this for [redacted]where a credentialing process can take several months as approval is needed from various [redacted]like [redacted], [redacted], [redacted][redacted], etc. The bottom line is the client has an [redacted][redacted]license and any [redacted]required by the [redacted]were completed prior to close.

Reviewer Comment (2024-07-10): Per [redacted] "Contract must be [redacted]: If conditions of employment exist, the lender must confirm "[redacted]" that all conditions of [redacted]are satisfied either by verbal verification or written documentation. This [redacted]must be noted in the [redacted]loan file." [redacted]to [redacted]that a [redacted] of contract [redacted]and the outstanding [redacted]for the [redacted]meets their guidelines for projected income as this is outside [redacted] guidelines. Exception remains for additional information.

Buyer Comment (2024-07-09): The only [redacted][redacted]per the email was "[redacted]Please see the processor [redacted][redacted]which [redacted]the [redacted][redacted]all required documentation for [redacted]and it will go to [redacted]at the end of the month. There is no [redacted]to [redacted]this will not be approved
																		08/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	119	(redacted)		31312112			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	The YTD paystub for the co-borrower was from [redacted]. Please provide the YTD paystub obtained during origination. Income to be further updated upon receipt.				Reviewer Comment (2024-07-12): Provided recent [redacted]for c[redacted]. Exception cleared Buyer Comment (2024-07-12): Please see[redacted] attached along with updated [redacted] Buyer Comment (2024-07-12): Please see [redacted][redacted]attached along with updated [redacted]and [redacted]	07/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	122	(redacted)	31332256	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee to the borrower was last disclosed as $[redacted]on the CD issued [redacted], but was disclosed as $[redacted]on the Final Closing Disclosure. The CD issued on [redacted] reflected the lender paid $[redacted]of the $[redacted]appraisal fee. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-07-31): [redacted]received Letter of Explanation, Proof of [redacted], [redacted]of [redacted][redacted], and [redacted][redacted][redacted]

Buyer Comment (2024-07-30): Please see the attached [redacted]package curing the issue.

Reviewer Comment (2024-07-30): [redacted]received Changed Circumstance dated [redacted] but it does not give sufficient information on why the appraisal fee was [redacted]as pricing change doesn't affect appraisal fee. Please provide information as to what changed circumstance occurred (as defined under[redacted]) that resulted in an increase in [redacted]costs.

Buyer Comment (2024-07-29): Please see attached [redacted]as pricing changed on [redacted]which changed the lender credits applied to the appraisal fee.
																			07/31/2024		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	123	(redacted)		31332261			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted] - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].	Please provide the Tax Return Extension for [redacted].				Reviewer Comment (2024-07-29): Calendar year of business tax return is [redacted] to [redacted]. Most recent [redacted]provided. Buyer Comment (2024-07-26): Please see page [redacted]/[redacted]([redacted]) The business runs on a tax return date of [redacted]/[redacted]redacted[redacted]The referenced tax return goes through [redacted]. The next years tax return would be available until [redacted]. The business return on file is the most re[redacted]cent. Please cancel this exception.	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	125	(redacted)		31332266			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a [redacted]						Reviewer Comment (2024-08-02): Received the Final Title Policy, Exception Cleared.	08/02/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	125	(redacted)		31332268			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-08-02): [redacted]the Final Title Policy with [redacted][redacted], Exception Cleared.. Buyer Comment (2024-08-02): Please see attached confirming sufficient coverage.	08/02/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	126	(redacted)	31332274	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points were increased to $[redacted]from $[redacted]on the first Loan Estimate dated [redacted] of which indicates the rate was not locked. The subsequent Loan Estimate dated [redacted] reflects the rate was locked. A valid Change of Circumstance was not found as required .	Reviewer Comment (2024-07-30): [redacted]as per received commentary and [redacted].

Buyer Comment (2024-07-29): This exception is invalid, there is no tolerance violation. As stated in the exception and exception comments from[redacted]the loan points increased prior to the rate lock. [redacted][redacted][redacted]went out on [redacted]with the rate [redacted]showing the [redacted]loan points. The [redacted][redacted] showed the [redacted][redacted]and the same loan points. Loan points did not increase after the rate was locked. In this case a [redacted]is not required.

Reviewer Comment (2024-07-29): [redacted]received rebuttal however, there are [redacted]s dated [redacted] from which [redacted]sequence #[redacted]was locked but the fee was [redacted]on [redacted]sequence #[redacted]. For which there is no valid change of [redacted]is available in file. Please provide information as to what changed circumstance occurred (as defined under [redacted]([redacted])([redacted])([redacted]) that resulted in an increase in closing costs.

Buyer Comment (2024-07-26): Please be advised, as mentioned in the exception notes, that the rate was not locked at the [redacted]loan points and was subsequently locked at $[redacted]loan points. These did not change after the rate was [redacted], a [redacted]is not[redacted][redacted].
																		07/30/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	127	(redacted)	31332277	Credit	Asset	Asset Documentation	Asset	Missing Document: [redacted]	The file has two deposit receipts disclosing funds received from the donor of $[redacted]as well as funds used for Earnest Money of $[redacted]. Please provide updated signed Gift Letter disclosing total of $[redacted]to support both deposits.	Reviewer Comment (2024-08-01): [redacted] was provided for $[redacted]which covered the [redacted]of $[redacted]+ an additional $[redacted]of the $[redacted]on the [redacted]. Excluded the additional $[redacted]that was not accounted for on the[redacted]. [redacted]to [redacted]and for reserves are sufficient. Exception [redacted].

Reviewer Comment (2024-08-01): Final [redacted]disclosed a gift deposit of $[redacted]+ $[redacted][redacted]and both were paid by the [redacted][redacted](verified with wire transfers directly to the title company). $[redacted]cannot be excluded as the [redacted][redacted]totaling $[redacted]was used to close the subject loan and the [redacted]received $[redacted]cash back at closing. A fully executed [redacted][redacted]for $[redacted]is required. Exception [redacted].

Buyer Comment (2024-07-29): Please see attached. We [redacted]removed the extra unsourced $[redacted]from the reserve calculation. The loan still meets reserve requirements with only the $[redacted][redacted]

Reviewer Comment (2024-07-29): [redacted] in the amount of $[redacted].  Total [redacted]was $[redacted].  Wire of $[redacted][redacted]and funds wired at closing in the amount of $[redacted].  Please provide [redacted][redacted]reflecting gift in the [redacted]of $[redacted].

Buyer Comment (2024-07-26): please see attached
																		08/01/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	127	(redacted)	31332278	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement:[redacted]	Reserves were insufficient due to funds used for Earnest Money of $[redacted]received from donor was missing signed gift letter and statement to source funds . Please provide signed gift letter and bank statement showing EMD cleared for review.	Reviewer Comment (2024-08-01): [redacted][redacted]was provided for $[redacted]which covered the [redacted]of $[redacted]+ an additional $[redacted]of the $[redacted]on the [redacted]. Excluded the additional $[redacted]that was not accounted for on the gift letter. [redacted]to [redacted]and for reserves are sufficient. Exception cleared.

Reviewer Comment (2024-08-01): Final [redacted]disclosed a [redacted]deposit of $[redacted]+ $[redacted][redacted]and both were paid by the[redacted]r (verified with wire transfers directly to the title company). $[redacted]cannot be excluded as the[redacted]totaling $[redacted]was used to close the subject loan and the borrower received $[redacted]cash [redacted]at closing. A fully executed gift letter for $[redacted]is required. Exception remains.

Buyer Comment (2024-07-29): [redacted]r in the amount of $[redacted].  Total gift was $[redacted].  Wire of $[redacted][redacted]and funds wired at closing in the amount of $[redacted].  Please provide [redacted][redacted]reflecting [redacted]in the amount of $[redacted].

Reviewer Comment (2024-07-29): [redacted] in the amount of $[redacted].  Total [redacted]was $[redacted].  Wire of $[redacted][redacted]and funds wired at closing in the amount of $[redacted].  Please provide [redacted][redacted]reflecting [redacted]in the amount of $[redacted].

Buyer Comment (2024-07-26): Please see response to the other exception
																		08/01/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	128	(redacted)	31332281	Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted] - QM	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.	Reviewer Comment (2024-08-05): Received an updated [redacted]and final [redacted]with the [redacted]total qualifying [redacted][redacted]revised to $[redacted]. [redacted]is now [redacted]%.

Buyer Comment (2024-08-05): Please see the attached, income has been updated according to the most recent paystub, the debts have been included. Please see the attached updated [redacted], [redacted], and [redacted]findings.

Reviewer Comment (2024-07-29): Diligence has already excluded the [redacted][redacted]and [redacted] accounts as indicated in the exception comments.  Total debts used by diligence in qualifying is $[redacted][redacted]$[redacted]as indicated on the [redacted].  Please provide documentation to support the exclusion of [redacted][redacted], [redacted], [redacted]/[redacted], [redacted]and [redacted][redacted].  Exception remains.
																		08/05/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	128	(redacted)	31332282	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]qualifying[redacted]	DTI is excessive due to documentation missing for debts excluded by lender.	Reviewer Comment (2024-08-05): Received an updated [redacted]and final [redacted]with the [redacted]total qualifying commission [redacted]revised to $[redacted]. [redacted]is now [redacted]%.

Buyer Comment (2024-08-05): Please see the attached, [redacted]has been updated according to the most recent [redacted], the debts have been included. Please see the attached updated [redacted], [redacted], and [redacted]findings.

Buyer Comment (2024-08-05): Please see the attached, income has been updated according to the most recent paystub, the [redacted]have been included. Please see the attached updated [redacted], [redacted], and [redacted]findings.

Buyer Comment (2024-08-05): Please see the attached, income has been updated according to the most recent paystub, the debts have been included. Please see the attached updated [redacted], [redacted], and [redacted]findings.

Reviewer Comment (2024-07-29): Diligence has already excluded the [redacted]and [redacted] accounts as indicated in the exception comments.  Total debts used by diligence in qualifying is $[redacted]versus $[redacted]as indicated on the [redacted].  Please provide documentation to support the exclusion of [redacted][redacted], [redacted], [redacted]/[redacted], [redacted][redacted]and [redacted][redacted].  Exception remains.
																		08/05/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	128	(redacted)		31332283			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-08-05): Received an updated [redacted]and final [redacted]with the borrower's total qualifying commission [redacted]revised to $[redacted]. [redacted]is now [redacted]%. Buyer Comment (2024-08-05): Please see the attached, income has been updated according to the most recent [redacted], the debts have been included. Please see the attached updated [redacted], [redacted], and [redacted]findings.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	128	(redacted)	31332284	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General [redacted]Provision Investor and [redacted][redacted]match and both moderately exceed [redacted]	General QM: The DTI calculated in accordance with the Lenders Guidelines and [redacted](e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI is excessive due to the debts excluded by the lender. The [redacted] account was confirmed as paid by another party and [redacted]was paid at closing. All other debts have been considered by diligence vs excluded based on sufficient assets as stated on the [redacted]. Please provide supporting documentation for the exclusion of debt.	Reviewer Comment (2024-08-05): Received an updated [redacted]and final [redacted]with the borrower's total qualifying commission income revised to $[redacted]. [redacted]is now [redacted]%.

Buyer Comment (2024-08-05): Please see the attached, [redacted]has been updated according to the most recent [redacted], the debts have been included. Please see the attached updated [redacted], [redacted], and [redacted]findings.

Reviewer Comment (2024-07-29): Diligence has already [redacted]the [redacted]and [redacted]accounts as indicated in the exception comments.  Total debts used by diligence in qualifying is $[redacted]versus $[redacted]as indicated on the [redacted].  Please provide documentation to [redacted]the exclusion of [redacted][redacted], [redacted], [redacted]/[redacted], [redacted]and [redacted][redacted].  Exception remains.

Buyer Comment (2024-07-26): Evidence of the [redacted]payoff can be found on the Final page of the [redacted]"[redacted] on page [redacted]of the loan file. Evidence the [redacted] another is attached for review.
																		08/05/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	130	(redacted)		31332287			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted]amount (no final title policy in file). [redacted]						Reviewer Comment (2024-07-29): Provided final title policy reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-29): Please see the attached final title policy.	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	130	(redacted)		31332289			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover [redacted]		Funds to close are insufficient due to diligence missing the final closing statement for the sale of the departure residence. Please provide final closing statement for review.				Reviewer Comment (2024-07-29): Provided closing statement for property ([redacted][redacted][redacted]). Exception cleared. Buyer Comment (2024-07-29): Please see the attached final settlement statement from the [redacted]	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	130	(redacted)		31332292			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]reserves [redacted]		Reserves are insufficient due to diligence missing the final closing statement for the sale of the departure residence. Please provide final closing statement for review.				Reviewer Comment (2024-07-29): Provided closing statement for property ([redacted]). Exception cleared. Buyer Comment (2024-07-29): Please see the attached final settlement statement from the departing home.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	130	(redacted)	31332293	Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted]	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.	Reviewer Comment (2024-08-05): [redacted][redacted][redacted]created prior to closing salsifies [redacted]exception. Exception cleared.

Buyer Comment (2024-08-01): Please see the attached [redacted]

Reviewer Comment (2024-08-01): EXCEPTION HISTORY - Exception Detail was updated on [redacted] [redacted]Exception Detail: [redacted] ([redacted]): Originator Loan Designation of [redacted][redacted][redacted]([redacted]) does not match [redacted][redacted][redacted][redacted]of [redacted][redacted]([redacted]) [redacted].

Reviewer Comment (2024-08-01): Exception cleared in error. Provided closing statement was dated [redacted]subject [redacted][redacted]was [redacted]. Please provide a preliminary closing statement for the sale of [redacted]dated on or prior to the subject [redacted]

Reviewer Comment (2024-07-29): Received the [redacted]statement statement For the [redacted]property, Which Clear the [redacted][redacted][redacted], Exception Cleared.

Buyer Comment (2024-07-29): Please see the attached final settlement statement from the departing home.
																		08/05/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	130	(redacted)		31332294			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General [redacted]Provision[redacted]	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM risk due to insufficient funds for closing/reserves. This exception will be cleared when sufficient assets are provided.				Reviewer Comment (2024-08-01): Sufficient funds verified with the post close settlement statement. Reviewer Comment (2024-07-29): Received the Closing statement statement For the [redacted]property, Which [redacted]the [redacted] Exception Cleared. Buyer Comment (2024-07-29): Please see the attached final settlement statement from the[redacted]	08/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	130	(redacted)		31332295			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision[redacted]	General QM: Unable to verify assets using reasonably reliable third-party records.					Reviewer Comment (2024-08-05): [redacted]Settlement Statement created prior to closing salsifies [redacted]exception. Exception cleared. Buyer Comment (2024-08-01): Please see the attached prelim Reviewer Comment (2024-08-01): Provided closing statement was dated [redacted], subject [redacted]date was[redacted]. Please provide a [redacted] for the sale of [redacted] dated on or prior to the subject [redacted] Buyer Comment (2024-07-31): Please see the previously uploaded settlement statement, [redacted][redacted][redacted]page[redacted]	08/05/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	131	(redacted)		31332299			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	The borrower's most recent [redacted] is missing. Please provide for review.				Reviewer Comment (2024-07-26): Provided [redacted] form for [redacted]. Exception cleared. Buyer Comment (2024-07-26): Please see attached, [redacted]	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	132	(redacted)		31332302			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted](s) of [redacted]is not within [redacted]business [redacted]	-	The file is missing the verbal verification of employment obtained within ten business days of closing.				Reviewer Comment (2024-07-28): Received [redacted]document. Exception cleared Buyer Comment (2024-07-26): Please see attached [redacted]confirming active employment.	07/28/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	133	(redacted)		31332304			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). [redacted]						Reviewer Comment (2024-07-26): Provided Final title [redacted]reflecting [redacted]amount. Exception cleared. Buyer Comment (2024-07-26): Please see the attached final title policy.	07/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	134	(redacted)	31332308	Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted]ch - QM	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.	Reviewer Comment (2024-07-30): All assets have been rereviewed. There were [redacted]transfers between accounts. These [redacted]have been documented and sourced as required and the [redacted]statement balances have been updated. In addition, per the client's attestation the [redacted]of [redacted][redacted][redacted] (dated after the most recent statement) of $[redacted]has been excluded from [redacted]account #[redacted]. Verified reserves of [redacted]months are [redacted]sufficient to [redacted]the required [redacted][redacted]of reserves.

Buyer Comment (2024-07-26): Please see response to the other exceptions to clear
																		07/30/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	134	(redacted)	31332309	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]reserves months discrepancy.	The balance of the [redacted] account ending in [redacted]appears to have been duplicated by the lender. The total account balance is $[redacted]which is comprised of a stock portion and cash account. Lender reflects the $[redacted]plus the $[redacted]stock portion- which is already within the total balance of $[redacted]. Note - there was $[redacted]transfer that went out of CIT (liquidating that acct) and moved through multiple accounts on [redacted]. Diligence is unable to locate where the $[redacted]and $[redacted]were transferred to on [redacted] from [redacted] [redacted]. If the final part of this paper trail was provided, funds would be sufficient.	Reviewer Comment (2024-07-30): All assets have been rereviewed. There were [redacted]transfers between accounts. These transfers have been documented and sourced as required and the bank statement balances have been [redacted]. In addition, per the [redacted]attestation the [redacted] (dated after the most recent statement) of $[redacted]has been excluded from [redacted]account #[redacted]. Verified [redacted]of [redacted]months are now sufficient to cover the required [redacted][redacted]of reserves.

Buyer Comment (2024-07-26): [redacted]

Buyer Comment (2024-07-26): These are two different accounts. [redacted]#[redacted]-[redacted]is a [redacted][redacted], the total balance is $[redacted]including $[redacted][redacted]portion. [redacted][redacted]states it is a trust and has a balance of $[redacted]but the qualifying balance was $[redacted]after subtracting $[redacted]for funds to [redacted][redacted]#[redacted]. These are two different account types, with [redacted]different [redacted]numbers with different balances with the same account end date of [redacted][redacted]
																		07/30/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	134	(redacted)	31332310	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM [redacted][redacted]Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM risk due to insufficient assets. This exception will be cleared when all asset related exceptions are cleared.	Reviewer Comment (2024-07-30): All assets have been rereviewed. There were multiple transfers between accounts. These transfers have been documented and sourced as required and the [redacted]statement balances have been updated. In addition, per the client's attestation the [redacted](dated after the most recent statement) of $[redacted]has been excluded from stock account #[redacted]. Verified reserves of [redacted]months are now sufficient to cover the required [redacted]months of reserves.

Buyer Comment (2024-07-26): These are two different accounts. [redacted]#[redacted]-[redacted]is a [redacted][redacted], the total balance is $[redacted]including $[redacted]stock portion. [redacted][redacted]states it is a trust and has a balance of $[redacted]but the qualifying balance was $[redacted]after subtracting $[redacted]for funds to payoff [redacted]#[redacted]. These are two different account types, with [redacted]different account numbers with different balances with the same account end date of [redacted]
																		07/30/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	135	(redacted)	31332312	Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	___	The file was missing the taxes & insurance documentation for this property, please provide for review.	Reviewer Comment (2024-07-29): Client's rebuttal indicates the property address was entered incorrectly and should have been [redacted]. Received revised 1003. Exception cleared.

Buyer Comment (2024-07-26): The [redacted]address reported on the non subject [redacted]as [redacted][redacted][redacted][redacted]in error causing it to be incorrectly entered on the subject [redacted]. [redacted][redacted][redacted][redacted][redacted][redacted][redacted][redacted]does not [redacted]/is not owned by the [redacted]. Please see the attached revised [redacted]correcting the address to [redacted][redacted][redacted][redacted][redacted]as well as the Final [redacted]from the sale of that property.

Buyer Comment (2024-07-26): The clients address reported on the non subject [redacted]as [redacted][redacted][redacted][redacted][redacted]in error causing it to be incorrectly entered on the subject [redacted]. [redacted][redacted] does not exist/is not owned by the borrowers. Please see the attached revised [redacted]correcting the address to [redacted][redacted] as well as the Final [redacted]from the sale of that property.
																		07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	136	(redacted)		31332315			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title P[redacted]						Reviewer Comment (2024-07-29): Received the Final Title Policy, Exception Cleared.	07/29/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	136	(redacted)		31332316			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file).[redacted]						Reviewer Comment (2024-07-29): Received the Final Title Policy with Coverage amount, Exception Cleared. Buyer Comment (2024-07-29): Please see the attached Final title with the title coverage amount noted on [redacted]	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	137	(redacted)		31332327			Credit	Missing Document	General	Missing Document	Missing Document: [redacted]) not provided		The file is missing the fully executed Final Closing Statement for the sale of the departure residence to verify the total net equity received and that all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-07-29): Received the Closing statement statement for the [redacted]property ,which is showing pending for [redacted],Exception Cleared. Buyer Comment (2024-07-29): Please see attached, settlement statement from [redacted][redacted][redacted][redacted]. Please review.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	140	(redacted)		31332335			Credit	Missing Document	General	Missing Document	Missing Document: [redacted]		The file is missing the fully executed Final Closing Statement for the sale of[redacted]t, to verify the total net equity received and that all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-07-29): Received [redacted]/[redacted]document. Exception cleared Buyer Comment (2024-07-26): Please see the attached closing disclosure.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	141	(redacted)		31332336			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant three [redacted] business days prior to consummation.	Verification of the borrower's receipt of the appraisal was missing from the file.				Buyer Comment (2024-07-26): [redacted]acknowledges exception, no change to grading.			07/26/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Second Home	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	141	(redacted)		31332337			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient[redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-25): Sufficient Cure Provided At Closing		07/25/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Second Home	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	143	(redacted)	31332344	Credit	Credit	Credit Documentation	Guideline	The [redacted]of [redacted]([redacted]) / [redacted]	The file was missing the VOR for the borrower's primary residences over the last [redacted] months, please provide for review.	Reviewer Comment (2024-07-29): Received [redacted]to verify [redacted]. Exception cleared

Buyer Comment (2024-07-26): Please see attached for the [redacted][redacted][redacted]. Some of the payments were made at [redacted][redacted]for a [redacted].

Buyer Comment (2024-07-26): Please see attached for the [redacted][redacted][redacted]. Some of the [redacted]were made at [redacted][redacted]for a [redacted].

Buyer Comment (2024-07-26): Please see attached for the [redacted][redacted][redacted]. Some of the [redacted]were made at [redacted]times for a [redacted].

Buyer Comment (2024-07-26): Please see attached for the [redacted][redacted]history. Some of the [redacted]were made at [redacted][redacted]for a month.

Buyer Comment (2024-07-26): Please see attached for the [redacted][redacted][redacted]. Some of the payments were made at [redacted]times for a [redacted].

Buyer Comment (2024-07-26): Please see attached for the [redacted][redacted][redacted]. Some of the payments were made at [redacted]

Buyer Comment (2024-07-26): Please see attached for the [redacted] Some of the payments were made at [redacted]

Buyer Comment (2024-07-26): Please see attached for the [redacted]. Some of the payments were made at[redacted]

Buyer Comment (2024-07-26): Please see attached for the[redacted]. Some of the payments were made at [redacted]

Buyer Comment (2024-07-26): Please see attached for the [redacted]. Some of the payments were made at [redacted]

Buyer Comment (2024-07-26): Please see attached for the [redacted][redacted]. Some of the payments were made at [redacted]

Buyer Comment (2024-07-26): Please see attached for the [redacted]. Some of the payments were [redacted]

Buyer Comment (2024-07-26): Please see attached for the r[redacted] Some of the payments were made at [redacted]

Buyer Comment (2024-07-26): Please see attached for the [redacted][redacted]me of the payments were made at [redacted]

Buyer Comment (2024-07-26): Please see attached for the rental [redacted][redacted]. [redacted]of the [redacted]were made at [redacted]
																		07/29/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	144	(redacted)		31332345			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: [redacted]		File only contains the flood insurance application and not the flood insurance policy. Upon receipt of the flood policy, additional conditions may apply.				Reviewer Comment (2024-07-26): Provided Flood Insurance Policy. Exception cleared. Buyer Comment (2024-07-26): Please see the attached flood insurance dec page.	07/26/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	146	(redacted)		31332350			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision [redacted]- [redacted]	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.					Reviewer Comment (2024-07-29): Received [redacted]for [redacted]Party Verification of [redacted]as allowed per L[redacted] Buyer Comment (2024-07-26): Please see [redacted]acceptable forms of [redacted]verification attached	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	146	(redacted)		31332352			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan [redacted]Match - QM	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Result of missing Third-party verification				Reviewer Comment (2024-07-29): Received[redacted]e for [redacted]s allowed per[redacted] Buyer Comment (2024-07-26): Please see response to the other exceptions	07/29/2024			1	B	A	C	A	B	A	C	A	B	A		TN	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	147	(redacted)		31332356			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	[redacted]: Subject loan transaction disbursed on [redacted], prior to three [redacted] business days from transaction date of [redacted]	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open rescission, provide the new right to cancel form, a copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception cannot be cured until the new rescission period ends.				Reviewer Comment (2024-08-07): Received the [redacted], Proof of [redacted], the package was delivered on [redacted] and [redacted] using the correct model form[redacted]corrected expiration date of [redacted], which is [redacted][redacted]days from [redacted]receipt. Buyer Comment (2024-08-06): Please see attached [redacted] Recission ended [redacted]		08/07/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	148	(redacted)		31332357			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a [redacted]Title Policy.						Reviewer Comment (2024-07-29): Provided Final Title Policy. Exception cleared.	07/29/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	148	(redacted)		31332358			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to[redacted]						Reviewer Comment (2024-07-29): Provided final title policy reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-29): Please see the attached final title policy. Buyer Comment (2024-07-29): Please see the attached final title [redacted]for the subject. Page [redacted]notes the coverage amount. Reviewer Comment (2024-07-26): Provided [redacted][redacted]Policy is[redacted]s ([redacted][redacted]) which is not our subject [redacted]. Exception remains. Buyer Comment (2024-07-26): Please see page [redacted]of the attached final title policy noting the title [redacted]	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	149	(redacted)		31332361			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification of the borrower's receipt of the appraisal was missing from the file.				Reviewer Comment (2024-08-02): Received the email conversation of [redacted][redacted]to the [redacted], Exception Cleared. Buyer Comment (2024-08-02): please see email attached from our [redacted]confirming receipt of the [redacted]	08/02/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	149	(redacted)		31332362			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revis[redacted]	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate was missing from the file.				Reviewer Comment (2024-07-29): [redacted]received proof of earlier [redacted]receipt Buyer Comment (2024-07-29): Please see the attached from our [redacted]documents view portal showing the [redacted]reviewed the [redacted]	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	149	(redacted)	31332364	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-08-07): [redacted]received Corrected [redacted], [redacted]of [redacted], [redacted]of [redacted]and [redacted]of [redacted]Check resulting in a cured the exception.

Buyer Comment (2024-08-06): please see attached

Reviewer Comment (2024-07-31): [redacted]received [redacted]note for adding the [redacted]review fee. [redacted], the reason for [redacted]is not sufficient [redacted]. Please provide [redacted]information as to why this fee was required.

Buyer Comment (2024-07-30): Please see the attached notes from our [redacted], the appraisal review fee was added per the need for a [redacted]which was disclosed on the [redacted]from[redacted]
																			08/07/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	149	(redacted)		31332365			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2024-07-29): Provided Final Title Policy. Exception cleared.	07/29/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	149	(redacted)		31332366			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if a[redacted]						Reviewer Comment (2024-07-29): Provided final title policy reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-29): Please see the attached final title policy.	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	150	(redacted)		31332369			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance V[redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Transfer was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2024-07-31): [redacted]received corrected [redacted], [redacted], proof of mailing & copy of[redacted] Buyer Comment (2024-07-30): Please see attached, [redacted]packet including check, [redacted], [redacted]and [redacted].		07/31/2024		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	151	(redacted)		31332372			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[redacted]Disaster Issue: The most recent valuation inspection is dated prior to the most recent [redacted]disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The subject property is in a disaster area. The file is missing a property inspection dated after the disaster or the lender's rep and warranty attestation along with visible confirmation that the subject property was not damaged.	Property inspected [redacted] declaration of [redacted]	Property inspected [redacted] declaration of [redacted][redacted][redacted]	SitusAMC,Originator,Aggregator	Reviewer Comment (2024-07-25): [redacted]was dated after the [redacted][redacted]. [redacted]guidelines do not require a[redacted]			07/25/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	152	(redacted)		31332373			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine[redacted]rovided.						Reviewer Comment (2024-07-28): Received Title final document. Exception cleared Buyer Comment (2024-07-26): Please see attached final title policy.	07/28/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	152	(redacted)		31332374			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a [redacted]						Reviewer Comment (2024-07-28): Received Title final document. Exception cleared	07/28/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	154	(redacted)		31332385			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	[redacted]: Notice of Right to Cancel was not provided.	[redacted] Notice of Right to Cancel was not provided. Please provide for review.				Reviewer Comment (2024-08-08): [redacted], proof of [redacted]([redacted], and [redacted]provided.[redacted] Buyer Comment (2024-08-06): Please see attached		08/08/2024		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	155	(redacted)		31332386			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a[redacted]						Reviewer Comment (2024-07-26): Final Title Policy provided. Exception cleared.	07/26/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	155	(redacted)		31332387			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine i[redacted]						Reviewer Comment (2024-07-26): Provided final title policy reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-26): please see attached	07/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	156	(redacted)		31332392			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant three [redacted] business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-07-29): Received evidence of appraisal receipt. Exception cleared. Buyer Comment (2024-07-26): Please see the attached [redacted]acknowledgement.	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	156	(redacted)		31332394			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Witho[redacted]	TILA-RESPA Integrated Disclosure:[redacted] Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[redacted]exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	[redacted] Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[redacted]is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted]. No COC or cure in file.				Reviewer Comment (2024-07-29): [redacted]received valid changed [redacted]. Buyer Comment (2024-07-26): Please see the attached [redacted]form confirming the seller [redacted]were reduced due to the lock being extended on[redacted]	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	156	(redacted)	31332396	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other[redacted]	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "[redacted]" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Buyer Comment (2024-08-08): [redacted]accepts. No change to grading.

Reviewer Comment (2024-08-07): Per compliance exception remains on loan as [redacted]due to the [redacted][redacted]when there is [redacted][redacted]in "[redacted]." It is not something that can be cleared [redacted]client provides a [redacted] with the formatting fixed.[redacted]

Buyer Comment (2024-08-07): It is [redacted]policy and procedure to [redacted]out the [redacted]insurance out individually from the [redacted]Insurance as it is a separate policy with its own premium. The [redacted][redacted]correctly [redacted]taxes and insurance are escrowed, while correctly [redacted]that [redacted]is also an escrowed cost. Page [redacted]of the [redacted]provides a [redacted]of the escrowed and [redacted]-[redacted]costs over [redacted] and the [redacted][redacted]Account [redacted]further supports the information on p[redacted]

Reviewer Comment (2024-08-07): [redacted]per [redacted][redacted].

Buyer Comment (2024-07-26): [redacted]accepts. No change to grading
																				08/08/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	159	(redacted)		31332407			Credit	Missing Document	General	Missing Document	Missing Document: [redacted]of [redacted]/[redacted]not provided		Please provide the executed Closing Statement for the sale of the property on [redacted] to support the $[redacted]deposit on [redacted] into the money market account.				Reviewer Comment (2024-07-28): Received settlement statement document. E[redacted] Buyer Comment (2024-07-26): Please see the attached settlement [redacted].	07/28/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	160	(redacted)		31332410			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted]nt (no final title policy in file). Unable to det[redacted]						Reviewer Comment (2024-08-02): Received the Preliminary[redacted]Exception Cleared. Buyer Comment (2024-08-02): [redacted]is the updated coverage for title. Reviewer Comment (2024-08-01): [redacted]supplemental report reflecting loan [redacted]$[redacted][redacted]is [redacted]subject property [redacted][redacted]$[redacted]. Exception remains. Buyer Comment (2024-08-01): Please see attached confirming [redacted]	08/02/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	160	(redacted)		31332411			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant three [redacted] business days prior to consummation.	Verification of the borrower's receipt of the appraisal was missing from the file. The Acknowledgement of Receipt of the Appraisal Report provided for two options and the borrower did not select which option was applicable.				Reviewer Comment (2024-08-07): [redacted]of the [redacted]receipt of the [redacted]was [redacted]. Exception cleared. Buyer Comment (2024-08-07): Please see attached confirming the [redacted]was delivered within the r[redacted] Reviewer Comment (2024-08-07): [redacted]requested reopen. Buyer Comment (2024-08-01): [redacted]acknowledges the exception, no change to grading.	08/07/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	161	(redacted)	31332416	Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file was missing the insurance and tax documentation for property located on [redacted] Please provide for review.	Reviewer Comment (2024-07-31): File Contain the [redacted][redacted]and it's interest only loan ,So have calculated the [redacted] loan amount $[redacted]*[redacted]=[redacted], [redacted]/[redacted]=[redacted]. ,Exception [redacted].

Buyer Comment (2024-07-30): Please refer to page [redacted]/[redacted][redacted]ID [redacted]for the [redacted]terms on the [redacted], [redacted]received $[redacted]upon close of this lien at a [redacted]% interest rate and this is an [redacted][redacted]loan. [redacted]*[redacted]=[redacted], [redacted]/[redacted]=[redacted].

Reviewer Comment (2024-07-30): Received final [redacted]mentioned other expenses $[redacted]verified by received Tax, [redacted]and [redacted]documents, Please [redacted][redacted][redacted]to verify the amount of $[redacted]. Exception [redacted]

Buyer Comment (2024-07-29): Please see the attached evidence of property taxes and [redacted]as well as confirmation that there is[redacted] on the non-subject property. Also attached is an updated [redacted]supporting the total [redacted]used during [redacted]for the n[redacted]

Buyer Comment (2024-07-29): Please see the attached evidence of property taxes and [redacted]as well as confirmation that there is no insurance on the [redacted]. Also attached is an updated [redacted]supporting the total [redacted]used during [redacted]for the [redacted]

Buyer Comment (2024-07-29): Please see the attached evidence of property taxes and [redacted]as well as confirmation that there is no insurance on the[redacted] Also attached is an updated [redacted]supporting the total [redacted]used during origination for the [redacted]

Buyer Comment (2024-07-29): Please see the attached evidence of property taxes and [redacted]as well as confirmation that there is[redacted] on the [redacted]. Also attached is an updated [redacted]supporting the total [redacted]used during origination for the [redacted]
																		07/31/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	161	(redacted)		31332417			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted] - QM	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Originator Loan Designation of [redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.				Reviewer Comment (2024-07-30): Received final [redacted]verifies expenses of the property matches the v[redacted]. Exception cleared Buyer Comment (2024-07-29): Please see the attached evidence of property taxes and [redacted]as well as confirmation that there is no insurance on the [redacted]. Also attached is an updated [redacted]supporting the total [redacted]used during [redacted]for the [redacted]	07/30/2024			1	B	A	C	A	B	A	C	A	B	A		OH	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	161	(redacted)		31332418			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]qualifying total [redacted]		Final [redacted]shows escrow amount of $[redacted]on departure property which confirms payment of $[redacted]versus $[redacted]used for qualification.				Reviewer Comment (2024-07-30): Received final [redacted]verifies expenses of the property matches the [redacted]. Exception cleared Buyer Comment (2024-07-29): Please see the attached evidence of property taxes and [redacted]as well as confirmation that there is no insurance on the [redacted]. Also attached is an updated [redacted]supporting the total [redacted]used during origination for the[redacted]	07/30/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	161	(redacted)		31332419			Compliance	Compliance	Federal Compliance	ATR/QM Defect	[redacted]or Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-07-30): Received final [redacted]verifies expenses of the [redacted]matches the [redacted]. Exception cleared Buyer Comment (2024-07-29): Please see the attached evidence of property taxes and [redacted]as well as confirmation that there is no insurance on the [redacted] Also attached is an updated [redacted]supporting the total [redacted]used during [redacted]for the [redacted]	07/30/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	161	(redacted)		31332420			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General [redacted]Provision Investor and [redacted][redacted]match and both moderately[redacted]	General QM: The DTI calculated in accordance with the Lenders Guidelines and [redacted](e) of [redacted]% moderately exceeds the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2024-07-30): Received final [redacted]verifies expenses of the property matches the [redacted]. Exception cleared Buyer Comment (2024-07-29): Please see the attached evidence of property taxes and [redacted]as well as confirmation that there is no insurance on the[redacted] Also attached is an updated [redacted]supporting the total [redacted]used during [redacted]for the [redacted]	07/30/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	162	(redacted)		31332424			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	[redacted]% fee violation due to an increase in the recording fees. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made. Note - recording fee increased with a valid COC on[redacted] however, the increase was not enough to re-baseline testing.				Reviewer Comment (2024-07-31): [redacted]received [redacted], [redacted], proof of [redacted]& [redacted]of [redacted] [redacted]. Buyer Comment (2024-07-30): Please see attached, [redacted][redacted]with [redacted], check, [redacted], [redacted].		07/31/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	163	(redacted)		31332427			Credit	Income / Employment	Income Documentation	Income / Employment	[redacted]Docs Missing:	-	The file is missing the Borrower's [redacted]W[redacted]. Two years income documentation is required for commission earnings. Lender's guidelines indicate to obtain documentation requirements for other income (commissions) as per the AUS. Please provide for review.				Reviewer Comment (2024-07-30): Received the [redacted][redacted][redacted]-[redacted],Exception Cleared. Buyer Comment (2024-07-30): Please see the attached [redacted] Reviewer Comment (2024-07-30): [redacted]year end [redacted]available in the file, Please provide [redacted]year end [redacted]or [redacted][redacted][redacted]([redacted]). Exception Remains Buyer Comment (2024-07-29): The [redacted]year end [redacted]can be used as the vsubstitute. Please see page [redacted]/[redacted]of the l[redacted]	07/30/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	171	(redacted)		31332450			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised[redacted] Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four [redacted] business days prior to closing.	Please provide evidence of receipt of the Loan Estimate dated on [redacted]. The Evidentiary Document does not reflect the acknowledged date.				Reviewer Comment (2024-07-29): [redacted]received proof of earlier electronic receipt. Buyer Comment (2024-07-29): Please see the attached internal [redacted]confirming [redacted]was received by the [redacted]on[redacted]Please clear exception.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	174	(redacted)		31332461			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure[redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Rent Schedule. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-25): [redacted]Cure Provided At Closing		07/25/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	174	(redacted)		31332463			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Final CD disclosed a Rental Schedule Fee of $[redacted]. File contains a copy of the invoice from appraiser for a SFR Rental Analysis for $[redacted]. File does not contain a copy of the SFR Rental Analysis and there is no valid Changed Circumstance or cure provided at closing.				Reviewer Comment (2024-07-25): Sufficient Cure Provided At Closing		07/25/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	175	(redacted)		31332464			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted][redacted](no final title policy in file). Unable to determine if [redacted]coverage is provided.						Reviewer Comment (2024-07-26): Provided final title policy reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-26): Please see attached title policy.	07/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	175	(redacted)		31332465			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2024-07-29): Provided Final Title Policy. Exception cleared.	07/29/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	176	(redacted)		31332468			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted]amount (no final title policy in file). Unable to [redacted]						Reviewer Comment (2024-08-06): Received the Final Title Policy with Coverage amount, Exception Cleared. Buyer Comment (2024-08-06): Please see attached	08/06/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	176	(redacted)		31332469			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant three [redacted] business days prior to consummation.	Verification of the borrower's receipt of the appraisal is missing from the file.				Reviewer Comment (2024-07-31): Received evidence of borrower receipt of the [redacted]. Exception cleared. Buyer Comment (2024-07-29): Please see the attached email confirming the [redacted]was provided with the appraisal.	07/31/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	178	(redacted)		31332477			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a [redacted]amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-07-29): Provided final title policy reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-29): Please see attached [redacted]policy.	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	181	(redacted)		31332489			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted][redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-07-30): Provided final title policy reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-30): Please see attached title documentation with coverage matching the[redacted]	07/30/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	181	(redacted)		31332490			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a F[redacted]						Reviewer Comment (2024-07-30): Provided Final Title Policy. Exception cleared.	07/30/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	181	(redacted)		31332491			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.					Reviewer Comment (2024-07-30): Received appraisal [redacted][redacted]which confirm the [redacted]delivery [redacted]. Exception cleared. Buyer Comment (2024-07-30): See also the email to the [redacted][redacted]a copy of the [redacted]was provided. Buyer Comment (2024-07-30): Please see the attached confirmation that the [redacted]lender delivered the [redacted]to the [redacted].	07/30/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	181	(redacted)		31332493			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: [redacted]qualifying total [redacted]		Calculated investor qualifying total debt ratio of [redacted]% exceeds Guideline total debt ratio of [redacted]% due to borrower 1 was qualified with $[redacted]monthly income. However the calculated income totaled $[redacted].				Reviewer Comment (2024-08-01): [redacted][redacted[redacted] income has been rereviewed. [redacted]was not included in the [redacted]calculations due to being captured in the [redacted][redacted]. Income used for qualification has been verified. [redacted]is [redacted] Buyer Comment (2024-07-29): Please see the attached [redacted]calculation [redacted][redacted]the $[redacted]used during origination.	08/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	181	(redacted)		31332494			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General [redacted]Provision Investor and [redacted][redacted]don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [redacted]% and based on [redacted](e) of [redacted]% moderately exceed the guideline maximum of [redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI is excessive due to borrower 1 was qualified with $[redacted]monthly income. However the calculated income totaled $[redacted].				Reviewer Comment (2024-08-01): Borrower's [redacted]self-employed income has been rereviewed.[redacted] [redacted]was not included in the income calculations due to being [redacted]in the wrong section. [redacted]used for qualification has been verified. [redacted]is now[redacted] Buyer Comment (2024-07-29): Please see the attached [redacted]calculation breakdown supporting the $[redacted]used during [redacted].	08/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	181	(redacted)		31332495			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-08-01): [redacted][redacted][redacted]self-employed income has been rereviewed. [redacted] [redacted]was not included in the [redacted]calculations due to being captured in the wrong section. [redacted]used for qualification has [redacted]verified. [redacted]is now [redacted]%. Buyer Comment (2024-07-29): Please see the attached [redacted][redacted]calculation breakdown supporting the $[redacted]used during [redacted].	08/01/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	181	(redacted)		31332496			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2024-08-01): [redacted][redacted][redacted]-[redacted][redacted]has been rereviewed. [redacted] income was not included in the [redacted]calculations due to being captured in the wrong section. Income used for qualification has been verified. [redacted]is now [redacted]%. Buyer Comment (2024-07-29): Please see the attached [redacted]calculation breakdown supporting the $[redacted]used during [redacted].	08/01/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	182	(redacted)	31332500	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on[redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "[redacted]" section where regulation requires disclosure under "[redacted]" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Reviewer Comment (2024-08-08): Regraded to [redacted]-[redacted] as the [redacted]Insurance is being [redacted]to the [redacted], just in the [redacted]line item as it should be part of [redacted][redacted], but instead was [redacted]under [redacted].

Buyer Comment (2024-08-08): [redacted] agree to waive

Buyer Comment (2024-08-07): It is [redacted][redacted]and procedure to [redacted]out the flood insurance out individually from the [redacted]Insurance as it is a separate policy with its own premium. The [redacted][redacted]correctly [redacted][redacted]and [redacted]are not [redacted], while correctly showing that [redacted]is an [redacted]cost. Page [redacted]of the [redacted][redacted]provides a [redacted]of the [redacted]and[redacted]costs over year [redacted] and the [redacted][redacted][redacted]Disclosure further supports the information on page [redacted]

Reviewer Comment (2024-08-07): Reopening per client request.

Buyer Comment (2024-07-26): [redacted]accepts with no change in grading
																				08/08/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	183	(redacted)		31332502			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable[redacted]						Reviewer Comment (2024-07-29): Received the Final [redacted]Policy with [redacted] Exception Cleared. Buyer Comment (2024-07-29): Please see the attached Final title noting the [redacted]	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	183	(redacted)		31332503			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a Final Title Policy.						Reviewer Comment (2024-07-29): Received the Final [redacted]Policy, Exception Cleared.	07/29/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	184	(redacted)		31332512			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([redacted]): Originator Loan Designation of [redacted] QM ([redacted]) does not match Due Diligence Loan Designation of QM ([redacted]) Fail.	Loan designation failure due to ATR failure. This exception will be cleared when all ATR related exceptions are cleared.				Reviewer Comment (2024-07-29): Received Final settlement statement document. Exception cleared Buyer Comment (2024-07-29): Please see attached. [redacted]statement from the sale of [redacted]Steele street. Please [redacted].[redacted]	07/29/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	184	(redacted)		31332513			Credit	Missing Document	General	Missing Document	Missing Document:[redacted]		Please provide the executed Settlement Statement for the sale of the property on Steele to verify net proceeds in the amount of $[redacted].				Reviewer Comment (2024-07-29): Received Final [redacted][redacted]document. Exception cleared Buyer Comment (2024-07-29): Please see attached. [redacted]statement from the sale of [redacted]Steele street. Please [redacted]	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	184	(redacted)		31332514			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General [redacted]Provision [redacted]and Assets - Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	Please provide the executed Settlement Statement for the sale of the property on Steele to verify net proceeds in the amount of $[redacted].				Reviewer Comment (2024-07-29): Received Final [redacted][redacted]document. Exception cleared Buyer Comment (2024-07-29): Please see attached. Settlement statement from the sale of [redacted]Steele street. [redacted]	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	185	(redacted)		31332516			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	A CDA Fee in the amount of $[redacted]was added to the CD issued on[redacted]. A Change of Circumstance was not found for this added fee. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2024-07-31): [redacted]received [redacted], [redacted], proof of mailing & copy of refund [redacted]. Buyer Comment (2024-07-30): Please see the attached [redacted], [redacted], copy of the [redacted], and [redacted]of [redacted]. Please cure this [redacted].		07/31/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	189	(redacted)	31332523	Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure[redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Survey Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as "[redacted]" for $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of "Title - Survey" for $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2024-07-31): [redacted]received [redacted]for [redacted]fee not required by [redacted].

Buyer Comment (2024-07-30): Please consider this as our attestation. The [redacted]-chosen service [redacted]/[redacted][redacted]required the [redacted], not  the [redacted]. This service was outsourced by the [redacted] provider and the associated fee should be tested under the [redacted]

Reviewer Comment (2024-07-30): [redacted]is unable to determine from the file whether the lender or [redacted] requried the [redacted].  If the [redacted]required the survey fee then a cure is due to the [redacted].  If the [redacted]-[redacted]service provider further outsourced the [redacted]Fee, an attestation or comment on exception from the seller is needed.  The [redacted]/[redacted]should confirm that the [redacted]was outsourced by the [redacted]. This attestation would allow us to test the fee under the no tolerance [redacted]with the understanding that the new fee added on the [redacted]was imposed by a provider through which the [redacted]indirectly selected.

Buyer Comment (2024-07-29): The [redacted]survey fee is in [redacted] and is subject to unlimited [redacted], please review to clear this [redacted].
																		07/31/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	190	(redacted)		31332525			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-07-31): Provided [redacted][redacted]reflecting coverage amount. Exception cleared. Buyer Comment (2024-07-31): Please see attached confirming sufficeint coverage.	07/31/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	192	(redacted)		31332532			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if[redacted]						Reviewer Comment (2024-08-01): Provided final [redacted][redacted]reflecting coverage amount. Exception cleared. Buyer Comment (2024-08-01): Please see the attached final title noting the title coverage.	08/01/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	193	(redacted)		31332535			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-07-30): Received response from [redacted] coverage [redacted]. Exception cleared. Buyer Comment (2024-07-29): Please see attached. [redacted]of the [redacted]amount from the [redacted][redacted]	07/30/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	193	(redacted)		31332536			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule ([redacted]): Borrower waived right to receive a copy of the appraisal at least three [redacted] business days prior to closing, and appraisal was not provided at or before closing.	Verification of the borrowers receipt of the appraisal was missing from the file.				Buyer Comment (2024-07-29): [redacted]acknowledges exception, no change to grading.			07/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	197	(redacted)		31332548			Credit	Missing Document	General	Missing Document	Missing Document:[redacted]		The file was missing the executed Settlement Statement for the sale of REO to verify the total net equity received in the amount of $[redacted]and to verify all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-07-29): Received the [redacted] statement ,Exception Cleared. Buyer Comment (2024-07-29): Please see attached final [redacted]statement for the sale of the [redacted], [redacted]the [redacted][redacted]is after the closing date to confirm this is the [redacted]	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	197	(redacted)		31332550			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage ([redacted]): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2024-07-29): Received the Closing statement statement For the [redacted][redacted], Which [redacted]the [redacted][redacted]Failure ,Exception Cleared. Buyer Comment (2024-07-29): Please see attached final [redacted]statement for the sale of the [redacted] note the print date is after the closing date to confirm this is the f[redacted]	07/29/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
(redacted)	197	(redacted)		31332551			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision [redacted]and [redacted]- Assets	General QM: Unable to verify assets using reasonably reliable third-party records.	The file was missing the executed Settlement Statement for the sale of REO to verify the total net equity received in the amount of $[redacted]and to verify all liens are paid and closed. Please provide for review.				Reviewer Comment (2024-07-29): Received the [redacted] Buyer Comment (2024-07-29): Please see attached final [redacted]statement for the sale of the [redacted] [redacted] is after the closing date to [redacted]	07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	198	(redacted)		31332554			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine i[redacted]						Reviewer Comment (2024-07-29): Received the [redacted] repot with [redacted], Exception Cleared. Buyer Comment (2024-07-29): Please see attached [redacted] showing sufficient coverage. Please clear exception. Reviewer Comment (2024-07-29): Reopening at [redacted]request. Buyer Comment (2024-07-29): [redacted]acknowledges the exception, no change to grading.	07/29/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	200	(redacted)	31332565	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure [redacted]	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted]disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted]is over disclosed by $[redacted]compared to the calculated Amount Financed of $[redacted]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount financed variance of $[redacted]. Lender does not appear to have considered the full amount of the [redacted]fee in testing.	Reviewer Comment (2024-07-23): Cure docs received. [redacted] [redacted], not [redacted]

Buyer Comment (2024-07-23): Please reference the [redacted]([redacted]). This property was no occupied as the [redacted][redacted]at [redacted]of [redacted]. The property was still a work in progress and the [redacted]pictures of the property confirm it was not inhabited at the time. This confirms we d[redacted]the right to cancel. Also, please see page [redacted]/[redacted].This is the shipping label with the [redacted]tracking [redacted]. Searching this [redacted][redacted] is proof of [redacted].

Reviewer Comment (2024-07-19): [redacted]received [redacted], [redacted], copy of refund check and proof of [redacted].  [redacted]required is [redacted]and proof of [redacted].

Buyer Comment (2024-07-18): Please see attached, [redacted]packet including [redacted], Corrected [redacted], [redacted], and [redacted]
																			07/23/2024		2	C	B	C	B	C	B	C	B	C	B		MS	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	200	(redacted)	31332566	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance charge variance of $[redacted]. Lender does not appear to have considered the full amount of the [redacted]fee in testing.	Reviewer Comment (2024-07-23): Cure docs received. [redacted] [redacted], not subject to rescission

Buyer Comment (2024-07-23): Please reference the appraisal ([redacted]). This property was no occupied as the [redacted][redacted]at time of closing. The property was[redacted] and the internal pictures of the [redacted] it was not inhabited at the time. This [redacted]we do not need to [redacted]the right to cancel. Also, please see page [redacted]/[redacted].This is the shipping label with the [redacted][redacted]number. Searching this [redacted][redacted]is proof of [redacted].

Reviewer Comment (2024-07-19): [redacted]received [redacted], [redacted], copy of refund check and proof of [redacted].  [redacted]required is [redacted]and proof of delivery.

Buyer Comment (2024-07-18): Please see attached. Finance [redacted]cure, [redacted], Updated [redacted], copy of the check, and [redacted]
																			07/23/2024		2	C	B	C	B	C	B	C	B	C	B		MS	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	201	(redacted)		31332570			Credit	Title	General	Title	Title Policy [redacted]is less than [redacted]						Reviewer Comment (2024-07-31): Title [redacted]with sufficient [redacted]provided. Exception cleared. Buyer Comment (2024-07-30): Please see the attached commitment [redacted] Reviewer Comment (2024-07-30): Reopened at [redacted]request. Buyer Comment (2024-07-17): [redacted]acknowledges the exception, no change to grading.	07/31/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	202	(redacted)		31332572			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-07-26): Provided Final [redacted]policy reflecting [redacted][redacted]. Exception cleared. Buyer Comment (2024-07-26): Please see attached final title policy. Reviewer Comment (2024-07-23): Reopening per [redacted]. Waived in error. Buyer Comment (2024-07-16): [redacted]acknowledges the exception, no change to grading.	07/26/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	202	(redacted)		31332573			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a Final Title Policy.						Reviewer Comment (2024-07-29): Received Final [redacted]Policy. Exception cleared.	07/29/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	203	(redacted)		31332575			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a Final Title Policy.						Reviewer Comment (2024-08-05): Provided [redacted][redacted]Policy. Exception cleared.	08/05/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	203	(redacted)		31332576			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-08-05): Provided final title policy reflecting [redacted]amount. Exception cleared. Buyer Comment (2024-08-05): Please see final title policy. Reviewer Comment (2024-07-23): Reopening per client. [redacted]in error. Buyer Comment (2024-07-17): [redacted]acknowledges the exception, no change to grading.	08/05/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	204	(redacted)	31332579	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	[redacted]: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Please provide evidence receipt of the final Closing Disclosure on [redacted].	Reviewer Comment (2024-07-29): Received [redacted]signed by [redacted]parties on [redacted]. Exception cleared.

Buyer Comment (2024-07-26): Please see attached confirming the[redacted] was signed at [redacted]. The previously disclosed [redacted]was also signed as [redacted]

Reviewer Comment (2024-07-19): The [redacted]referred to in the [redacted][redacted]has an issue [redacted]of[redacted].  There is a [redacted][redacted]with date issued of[redacted] which is considered as the final [redacted]for [redacted]purposes.  Please provide evidence of receipt of the [redacted]with date issued of [redacted], or [redacted]upload an actual written [redacted]verifying why this [redacted]was prepared and that it was not provided to the [redacted]in order to exclude from [redacted].

Buyer Comment (2024-07-17): Final [redacted]is located on [redacted][redacted] of loan file. Page [redacted]of the final [redacted]on pg [redacted]of [redacted]file shows that [redacted]was received and signed on [redacted], not [redacted]. Exception is [redacted]. Please [redacted]both exceptions.
																		07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	204	(redacted)	31332580	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	[redacted]: Subject loan transaction disbursed on [redacted], prior to three [redacted] business days from transaction date of [redacted]	Please provide evidence receipt of the final Closing Disclosure on[redacted].	Reviewer Comment (2024-07-29): Received [redacted] [redacted]by both parties on [redacted]. Exception cleared.

Buyer Comment (2024-07-26): Please see attached confirming the [redacted] was signed at closing on [redacted] The previously disclosed [redacted]was also signed as [redacted]confirmation of [redacted].

Reviewer Comment (2024-07-19): The [redacted]referred to in the client's rebuttal has an issue date of[redacted]  There is a later [redacted]with date issued of [redacted]which is considered as the final [redacted]for testing purposes.  Please provide evidence of receipt of the [redacted]with date issued of [redacted], or please upload an actual written attestation verifying why this [redacted]was prepared and that it was not provided to the [redacted]in order to exclude from [redacted].

Buyer Comment (2024-07-17): Final [redacted]is located on pgs [redacted]-[redacted]of loan file. Page [redacted]of the final [redacted]on pg [redacted]of loan file shows that [redacted]was received and signed on[redacted], not [redacted]. Exception is [redacted]. Please [redacted]both exceptions.
																		07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	204	(redacted)		31332583			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure [redacted]	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-07-12): Sufficient Cure Provided At Closing		07/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	206	(redacted)	31414647	Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	Please provide documentation to verify what the additional monthly expense in the amount of $[redacted]is for.	Reviewer Comment (2024-07-29): Received the Updated Final [redacted]& [redacted], which confirmed the [redacted]of amount $[redacted]& &[redacted]deducted from the [redacted],[redacted]red.

Buyer Comment (2024-07-29): Please see the attached revised [redacted]and [redacted].

Reviewer Comment (2024-07-26): [redacted]your comments, If this additional expense $[redacted]is included erroneously then provide updated [redacted]& [redacted]with correct expenses for [redacted]([redacted][redacted]). Exception [redacted].

Buyer Comment (2024-07-26): This [redacted]cost [redacted]to have been added [redacted]. [redacted]to approve as is as loan qualifies with more [redacted][redacted]expense calculation.
																		07/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	207	(redacted)	31534927	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure [redacted]Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted]compared to the calculated Amount Financed of $[redacted]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount financed variance of $[redacted]due to lender's exclusion of the [redacted]fee. Client elects to consider all [redacted]fees as finance charges.	Reviewer Comment (2024-08-27): Received corrected [redacted], [redacted]to borrower, copy of unexecuted [redacted]to all borrowers, copy of remaining initial cure in the amount of $[redacted], remaining cure of [redacted] and proof of [redacted]. [redacted]confirmed package receipt on[redacted]

Buyer Comment (2024-08-27): Please see the attached proof of [redacted]for the cure package and [redacted]. Package was delivered on [redacted]right to rescind expired on [redacted], please review to clear.

Reviewer Comment (2024-08-21): [redacted]received Corrected [redacted], [redacted]to borrower, copy of unexecuted [redacted]to all [redacted], copy of [redacted]cure refund of $[redacted]and proof of mailing.  However, the [redacted]tracking does not reflect the [redacted]has been [redacted]up. Provide [redacted]of [redacted]of the package to [redacted]which must be at least[redacted]business days prior to the[redacted] [redacted]

Buyer Comment (2024-08-21): Please see the attached redisc and [redacted]pkg

Reviewer Comment (2024-08-13): Amount financed in incorrectly disclosed in the amount of $[redacted].  [redacted]is in receipt of cure in the amount of $[redacted].  Cure in the amount of $[redacted], [redacted], [redacted], [redacted] and proof of delivery is required to cure as this is a material disclosure on a r[redacted]

Buyer Comment (2024-08-12): Please see attached, [redacted], [redacted], Check, and [redacted]info.
																			08/27/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	207	(redacted)	31534928	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on[redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance charge variance of $[redacted]due to lender's exclusion of the [redacted]fee. Client elects to consider all [redacted]fees as finance charges.	Reviewer Comment (2024-08-27): Received corrected [redacted], [redacted]to [redacted], copy of unexecuted [redacted]to all [redacted], copy of remaining initial cure in the amount of $[redacted], remaining cure of $[redacted]and proof of [redacted]. [redacted]confirmed package receipt on [redacted]

Buyer Comment (2024-08-27): Please see the attached proof of [redacted]for the cure package and [redacted]. Package was delivered on[redacted], right to rescind expired on [redacted], please review to clear.

Reviewer Comment (2024-08-21): [redacted]received Corrected [redacted], [redacted]to [redacted], copy of unexecuted [redacted]to all [redacted], copy of [redacted]cure refund of $[redacted]and proof of mailing.  However, the [redacted]tracking does not reflect the package has been picked up. Provide proof of delivery of the package to [redacted]which must be at least [redacted] business days prior to the [redacted] cancel by date.

Buyer Comment (2024-08-21): Please see the attached redisc and [redacted]pkg

Reviewer Comment (2024-08-13): Finance charge is [redacted][redacted]in the amount of $[redacted].  [redacted]is in receipt of cure in the amount of $[redacted].  Cure in the amount of $[redacted], [redacted], [redacted], [redacted] of [redacted]and proof of delivery is required to cure as this is a material disclosure on a [redacted]transaction.

Buyer Comment (2024-08-12): Please see attached, [redacted], [redacted], Check, and [redacted]info.
																			08/27/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	208	(redacted)		31534930			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is [redacted]or [redacted], and not a [redacted]						Reviewer Comment (2024-07-19): Received the Final [redacted][redacted]with Coverage [redacted], Exception Cleared.	07/19/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	208	(redacted)		31534931			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted]or [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if [redacted]						Reviewer Comment (2024-07-19): Received the Final Title Policy with [redacted], Exception Cleared. Buyer Comment (2024-07-19): Please see the attached final title policy.	07/19/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	208	(redacted)	31534932	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure [redacted]	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted]is over disclosed by $[redacted]compared to the calculated Amount Financed of $[redacted]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed an amount financed of $[redacted]calculated amount financed is $[redacted]. Variance is $[redacted].	Reviewer Comment (2024-08-23): [redacted]received [redacted]of Explanation, Proof of [redacted], [redacted]check for [redacted]amount, [redacted][redacted].

Buyer Comment (2024-08-22): Please see the attached [redacted]tracking info

Reviewer Comment (2024-08-21): [redacted]received Corrected [redacted], [redacted]to [redacted], copy of cure refund for [redacted]and proof of [redacted].  However, the [redacted][redacted]does not reflect the [redacted] has [redacted]picked up and only label created.  Provide [redacted]of [redacted]of [redacted]by [redacted].

Buyer Comment (2024-08-21): Please see the attached for the corrected [redacted], check copy, [redacted]label and [redacted]to [redacted]

Reviewer Comment (2024-07-24): [redacted]received [redacted]that loan tie in is specifically for [redacted]of [redacted]and deed of [redacted]on [redacted]trid exempt loan. The [redacted]provided did not speak [redacted]to this fee [redacted]as disclosed to [redacted]on the final [redacted]which the description also [redacted]"$[redacted]which fee shall "[redacted]" the [redacted]of said [redacted].  This does not [redacted]it is only for the preparation of the [redacted], but shall [redacted]that service.  As stated, this fee is not [redacted]of a [redacted]-out [redacted]and is [redacted]not just for doc prep, otherwise the fee should be name Title-Document [redacted]fee.  Can provide an attestation from the[redacted] [redacted]to this loan and the Final [redacted], which disclosed the fee as Title-Loan Tie In Fee for $[redacted]and giving the specific purpose([redacted]) of this fee.

Buyer Comment (2024-07-24): The [redacted]Tie in fee is specifically used for the preparation of a the [redacted]and [redacted]of trust for a [redacted][redacted]exempt loan. The provided [redacted]from the [redacted] explicitly notes this is for [redacted][redacted]which allows for exclusion under [redacted]charge regulation § [redacted]([redacted])([redacted])([redacted]). This is not a "[redacted] as outlined/defined in the above rebuttal from [redacted]compliance but for a [redacted][redacted][redacted]function tied to a [redacted]exempt loan. Please review to clear this issue.

Reviewer Comment (2024-07-23): [redacted]receiuved description of [redacted] with a residential subdivision, relating to $[redacted][redacted]  [redacted]tie-in fee is generally a charge for processing and coordination work required to meet [redacted][redacted][redacted]and [redacted]loan documents which may [redacted]but is not limited to document [redacted].  It is [redacted]a loan fee [redacted]directly by the consumer and imposed directly or indirectly by the [redacted]as an incident to or a [redacted]of the extension of credit. It is not a charge that would be payable in a [redacted]cash transaction.  While any portion for document preparation may be excludable under [redacted]([redacted])([redacted]) if separately [redacted], the processing and coordination and other services of a loan tie-in fee are not excludable from finance [redacted].  Note, [redacted]has also [redacted]the loan-tie in fee as a finance charge in the compliance report included in loan file.

Buyer Comment (2024-07-22): Please see the [redacted]description of the $[redacted][redacted]tie in fee from the [redacted] This fee should be [redacted]from the prepaid finance charges as a [redacted]
																			08/23/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
(redacted)	208	(redacted)	31534933	Compliance	Compliance	Federal Compliance	TRID Defect	[redacted] Disclosure[redacted]	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted]disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed a finance charge of $[redacted]calculated finance charge is $[redacted]. Variance of $[redacted].	Reviewer Comment (2024-08-23): [redacted]received [redacted]of [redacted], [redacted]of [redacted], [redacted][redacted]for [redacted][redacted], [redacted][redacted].

Buyer Comment (2024-08-22): Please see the attached [redacted]tracking info

Reviewer Comment (2024-08-21): [redacted]received Corrected [redacted], [redacted]to [redacted], copy of cure refund for [redacted]and proof of [redacted].  [redacted], the [redacted]tracking does not reflect the package has [redacted]picked up and only [redacted][redacted].  Provide proof of pickup of [redacted]by [redacted].

Buyer Comment (2024-08-21): Please see the attached for the corrected [redacted], check copy, [redacted]label and [redacted]to [redacted]

Reviewer Comment (2024-07-24): [redacted]received [redacted]that loan tie in is [redacted]for [redacted]of note and [redacted]of [redacted]on [redacted]trid exempt loan. The [redacted]provided did not [redacted][redacted]to this fee [redacted]as disclosed to [redacted]on the final [redacted]which the description also [redacted]"$[redacted]which [redacted]shall "[redacted]" the [redacted]of said [redacted].  This does not state it is only for the [redacted]of the documents, but shall [redacted]that service.  As [redacted], this fee is not [redacted]of a [redacted]-out [redacted]and is typically[redacted]not [redacted]for doc [redacted], otherwise the fee should be [redacted][redacted]-[redacted][redacted]fee.  Can [redacted]an attestation from the [redacted][redacted]specific to this loan and the Final [redacted], which disclosed the fee as[redacted]Tie In Fee for $[redacted]and giving the specific [redacted](s) of this fee.

Buyer Comment (2024-07-24): The [redacted]Tie in fee is specifically used for the preparation of a the [redacted]and [redacted]of trust for a [redacted][redacted]exempt [redacted]. The [redacted]description from [redacted]title [redacted][redacted][redacted]this is for Document preparation which allows for exclusion under [redacted]charge regulation § [redacted][redacted] This is not a "[redacted][redacted]for [redacted]and [redacted][redacted]" as [redacted]/[redacted]in the above [redacted]from [redacted]compliance but for a very distinct function tied to a [redacted][redacted]loan. Please [redacted]to clear [redacted]issue.

Reviewer Comment (2024-07-23): [[redacted]]receiuved description of [redacted]Fee for [redacted][redacted]Loans with a [redacted]subdivision, [redacted]to $[redacted[redacted].  [redacted]is [redacted]a charge for processing and [redacted][redacted][redacted]to meet [redacted][redacted][redacted]and packaging [redacted][redacted]which [redacted]include but is not limited to document preparation.  It is considered a loan fee payable directly by the [redacted]and imposed directly or [redacted]by the creditor as an incident to or a condition of the [redacted]of [redacted]. It is not a [redacted]that [redacted]be payable in a comparable cash [redacted].  While any portion for document [redacted]may be excludable under [redacted][redacted]separately [redacted], the processing and [redacted][redacted]and [redacted]services of a loan tie-in fee are not excludable[redacted][redacted]finance [redacted].  [redacted], [redacted]has also [redacted]the loan-tie in fee as a finance [redacted]in the compliance report included in loan file.

Buyer Comment (2024-07-22): Please see the attached [redacted]of the $[redacted][redacted]tie in fee from the [redacted][redacted]. This fee [redacted]be excluded from the [redacted]finance charges as a real [redacted][redacted]fee.
																			08/23/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No